Exhibit 99.11

Client Loan Number	Exception ID	Loan Status	Originator QM/ATR Status	TPR QM/ATR Status	Finding Group	Status	Moodys Final Exception Grade	Fitch Final Exception Grade	SP Final Exception Grade	Kroll Final Exception Grade	DBRS Final Exception Grade	Category	Finding Name	Initial Comment	Client/Seller Reponse Comments	Conclusion Comment	Compensating Factors Merged
300805997	2ad8be99-d3d6-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Note	Evidence of a copy of the note for the subject property is missing from the loan file.	10/26/2018: Please see attached fully executed Note. Please clear the condition	10/26/2018: Audit reviewed executed Note, and has determined that documentation submitted is deemed acceptable. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 33.90 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.90% Years on Job Borrower has 4.67 years on job

300805997	ce28fd21-d4d6-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing HUD-1 From Sale of Previous Property
Final Settlement Statement from departing residence evidencing liens paid and netting sufficient cash to close and or reserves was not provided.  The Preliminary Settlement Statement is in the loan file but is not signed by the borrowers or settlement agent.  Additional conditions may apply.

01/07/2019: Attached please find the updated AUS.01/04/2019: Please advise how you are calculating an 11% increase in the DTI. Below is our DTI calculation including the taxes and HOA dues from the REO property. $XXXX total debts (this includes the mortgage payment from the REO property) + $XXXX.XX proposed PITI + $XXX.XX REO taxes + $XX REO HOA dues = $XXXX.XX total debts / $XXXXX.XX total income = 38.54% The DTI on the last DU run is showing 36.42% and has only increased to 38.54%, which is only a 2.12% increase.01/03/2019: “B3-2-10: Accuracy of DU Data” reflects that yes, the data submitted to DU must reflect the loan as it was closed or it must fall within the 3% tolerance. The DTI did not increase by 3% and is still below 43%.01/02/2019: Please see the attached XXXXXXXXXXX Report showing XXXX taxes are $XXXX/yr ($XXX.XX/mo). Attached is also the XXXXXXX Report showing HOA dues are $XX/mo. HOI is not required on REO properties. Including taxes and HOA dues only increases the DTI to 38.54%, which is still below 43%. New AUS Findings are not required unless the ratios increase over 3% (they only increased 2.12%) The 401K Statement that was provided confirms it’s a new loan that was taken out during the current statement period between XX/XX-XX/XX.12/27/2018:  REO property XXXX XXXXXXXXXX XXXXXX did not sell. Funds to close are coming from XXX XXXXXXXX 401K Account which reflects a balance of $XXXXX.XX. We can see that the borrower took out a new loan for $XXXXXX from this account which confirms they are allowed to make draws from the account. Additional funds for closing have been verified from the following accounts: XXXXXXXX XXXXX #XXXX ($XXXXX.XX), XXX ($XXXXX) and XXX #XXXX ($XXXX.XX). Please see the attached asset statements.

01/07/2019: Audit reviewed the updated AUS, and has determined that the documentation submitted is deemed acceptable. Condition cleared. 01/04/2019: Audit reviewed the Lender Rebuttal, and has determined that the only AUS within the loan file is dated XX/XX/XXXX with a DTI of 26.90%. Provide the AUS that you are referring to with the DTI of 36.42%, as we do not have this DU. Condition remains. 01/03/2019: Audit reviewed the Lender Rebuttal, and has determined that the AUS within the loan file reflects a DTI of 26.90% and the current DTI is 38.54% which is a difference of 11.64%.  Therefore, DTI increased by more than 3 percentage points. Condition remains.  01/02/2019: Audit reviewed the Lender Rebuttal, as well as DU within loan file, and has determined that per XXXX, when the mortgage loan or borrower information changes and it no longer matches the information used when the loan case file was last underwritten with DU, the lender must update the data and resubmit the loan case file to DU. Provide updated AUS. Condition remains.  12/28/2018:  Audit reviewed Lender’s rebuttal, documents provided (additional assets) and original loan file.  Per AUS, a copy of the settlement statement documenting the sale of real estate is required and evidence XXX is paid is also required.  The 401K statement provided does not reflect the date the loan was received.  Please provide evidence the borrower received the funds.  Unable to determine if XXX payment on credit report is PITI.  Property is a condo, estimated HOA dues reflected on fraud report.  Please provide evidence of full PITIA.  Updated AUS required adding additional assets including 401K and removing sale of departing residence.  Additional conditions may apply.  Condition remains.

Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 33.90 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.90% Years on Job Borrower has 4.67 years on job

300831738	30e400d6-ad9c-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)	Guidelines require an industry standard fraud report be provided with the closed loan file along with any supporting document based on fraud report findings. Additional conditions may apply.	08/15/2018: Please see attachment	08/15/2018: Audit reviewed Fraud tool provided PRIOR to closing. Audit reviewed and all red flags are cleared. Condition cleared.	Years Self Employed Borrower has 24 years Self Employed per State License CLTV is lower than guideline maximum 43.22% CLTV Years in Primary Residence Borrower has resided in subject for 13 years
300846501	b3f0ca10-8cb6-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Failure to Obtain Hazard Insurance Declaration	A hazard insurance declaration for the subject property was not provided. Binder provided in the loan file dated XX/XX/XXXX expires after 60 days.
09/17/2018: Please rescind. The binder has to be paid within 60 days to keep current offer. HOI was paid at closing on Final CD. The effective date is XX/XX/XXXX and the bottom says this is an annual premium.
09/17/2018: Audit concurs with the Lender Rebuttal, and has determined that the Final CD reflects 12 months of Hazard Insurance paid at closing. Condition rescinded.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.76% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 7.60 months reserves Years on Job Borrower has 24 years on job

300846501	7f2af14c-8cb6-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Failure to Verify Sale of Previous Property	File is missing the final Settlement Statement or Closing Disclosure verifying the sale of Property A on Schedule E Part II of XXXX tax return.	09/17/2018: Please see Final CD and clear.
09/17/2018: Audit reviewed the XXXX Tax Returns for Schedule E Part II (A), and has determined that said property was sold, as reflected on the XXXX 4797 Part III (p124), on XX/XX/XXXX. Condition rescinded.

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.76% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 7.60 months reserves Years on Job Borrower has 24 years on job

300846501	b27f13f3-cf4b-4c5e-afe0-d7456f526ff6	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Points and fees exceed maximum. $XX,XXX.XX points and fees exceeds $XX,XXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.
09/19/2018: please see attached job aide
09/19/2018: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.76% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 7.60 months reserves Years on Job Borrower has 24 years on job

300846501	a21ff861-8bb6-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		09/18/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.76% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 7.60 months reserves Years on Job Borrower has 24 years on job

300864371	3b8fc6bf-e806-41b4-96ae-c270e702bbf8	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Points and Fees exceed Qualified Mortgage threshold: Points and fees exceed maximum. $XX,XXX.XX points and fees exceeds $XX,XXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.
01/10/2019: Only the XXX fee of $XXX as shown on the appraisal invoice should be included in the QM test - not the entire appraisal fee of $XXX. Please rescind condition.
01/10/2019: Audit re-analyzed the "Appraisal Management Company Fee", and has determined that said fee is an excludable fee and NOT included in the finance charge calculations. Loan is NOT under disclosed. Condition rescinded.

300856529	ed76a60f-9ca1-e811-9539-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B	B	B	B	Credit	Property Type unacceptable under guidelines	Client Overlay Exception, Client to Review. Property is zoned Multiple Use Agricultural.		09/04/2018: Audit acknowledges the client approved guideline exception for zoning outside of guidelines. Loan will be rated a B.
FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 777 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report  verifies 58 months payment history with no late payments reported Reserves are higher than guideline minimum UW Guides require 3 months reserves, loan qualified with  23.20 months reserves

300928819	e207b258-0ae2-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file with a collateral risk score of 3.1.		11/13/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300862875	1c914e6d-3bdc-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Assets are not sourced/seasoned	The AUS requires the earnest money deposit to be sourced and from the borrowers' own funds. Evidence of the $XXXXX EMD is missing. Additional conditions may apply.	11/02/2018: Please rescind. EMD is backed out and allowed
11/02/2018: Audit reviewed the Lender Rebuttal, and has determined that the assets are sufficient to cover the funds required to close reflected on the DU, without the use of EMD verification. No other reserves are required. Condition rescinded.

Reserves are higher than guideline minimum AUS did not require reserves, loan qualififed with 7.8 months reserves. DTI is lower than guideline maximum Lender guidelines allow for a maximum DTI of 43%, loan qualified with a DTI of 20.88%. FICO is higher than guideline minimum Lender guidelines allow for a minimum FICO of 700, loan qualified with a FICO of 771

300862875	f0fa82ee-3cdc-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The LE dated XX/XX/XXXX and final CD reflects a Credit Report fee of $XX and the final invoice reflects the Credit Report charge of $XX.XX. Provide corrected CD and LOE to the borrower.		A Post Close CD reflects a lender credit of $XX.XX for the difference along with a LOE to the borrower and cured. The loan will be rated a B for all agencies.
Reserves are higher than guideline minimum AUS did not require reserves, loan qualififed with 7.8 months reserves. DTI is lower than guideline maximum Lender guidelines allow for a maximum DTI of 43%, loan qualified with a DTI of 20.88%. FICO is higher than guideline minimum Lender guidelines allow for a minimum FICO of 700, loan qualified with a FICO of 771

300870730	6dc0af4a-8da4-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing income documentation
Per Appendix Q, Self-employed consumers must provide the following information:  signed, dated individual tax returns, with all applicable tax schedules for the most recent two years;  for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules and year to date profit and loss (P&L) statement and balance sheet.  File is missing see "other deductions " and all other schedules for 1120s returns XXX and XXXX for review.
09/14/2018: Please see document and clear.09/07/2018: Please grant an exception for missing page that does not change borrower eligibility.
09/14/2018: Audit reviewed XXXX/XXXX 1120S "see statement" from line 19, and has determined that amounts listed on page 1 - #19 of 1120S match the statements submitted for both years. Documentation submitted is deemed acceptable. Condition cleared. 09/07/2018: Audit reviewed the Lender Rebuttal, and has determined that an Exception cannot be made for Appendix Q requirements. Per Appendix Q, Self-employed consumers must provide the following information: for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules. Condition remains.

Years in Primary Residence Borrower has resided in departure residence for 8 years Years Self Employed Borrower has 12 years Self Employed Reserves are higher than guideline minimum UW Guides require no reserves, loan qualified with  24.5 months reserves

300870730	39f80a84-760e-4890-8c96-09e8af29ca58	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Points and Fees exceed Qualified Mortgage threshold: Points and fees exceed maximum. $XX,XXX.XX points and fees exceeds $XX,XXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.
															08/23/2018: Please see attachment	08/28/2018: Lender provided verification of par rate and bona fide discount points. Exception cleared.
Years in Primary Residence Borrower has resided in departure residence for 8 years Years Self Employed Borrower has 12 years Self Employed Reserves are higher than guideline minimum UW Guides require no reserves, loan qualified with  24.5 months reserves

300870730	9a9f071d-50a2-e811-9539-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Missing review appraisal.		08/24/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
Years in Primary Residence Borrower has resided in departure residence for 8 years Years Self Employed Borrower has 12 years Self Employed Reserves are higher than guideline minimum UW Guides require no reserves, loan qualified with  24.5 months reserves

300882750	eca276eb-2dea-4400-b0f5-427b8240aae7	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.  No cure.
09/12/2018: Please see attachment
09/12/2018: Audit reviewed initial CD, as well as electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.

300882750	57656890-dab1-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Appraisal Review Missing.		09/10/2018: A CDA report reflecting a value $XXX,XXX.XX which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300872552	87a991b2-8a49-4b20-b350-b4db48047a7e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The loan file contains a final closing disclosure only and the date of consummation is XX/XX/XXXX. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met. No cure.
09/07/2018: Please see attachmenrt
09/07/2018: Audit reviewed initial CD, as well as electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.

300872552	e2d9798e-0ae4-4b8e-8437-975187fd6852	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	A	A	A	Compliance	Total of Payments is not accurate
The final Closing Disclosure reflected total of payments as $X,XXX,XXX.XX. The actual total of payments is $X,XXX,XXX.XX, an under-disclosure of $XXX.XX. Provide corrected CD, LOE and proof of delivery to the Borrower, re-open rescission if applicable.
09/07/2018: Audit re-analyzed final CD, and has determined that TOP is not under-disclosed. Condition rescinded.
300872552	8f4abc88-70cf-48e3-b5f7-03c788682081	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	A	A	A	Compliance	Total Interest Percentage (TIP) is not accurate.	The final Closing Disclosure reflects Total Interest Percentage (TIP) of XX.XX% vs actual TIP of XX.XXX% with a difference of X.XXX% under-disclosed. Provide corrected CD and LOE to the Borrower.		09/07/2018: Audit re-analyzed final CD, and has determined that TIP is not under-disclosed. Condition rescinded. 09/04/2018: Non-material per SFIG guidance, loan will be graded a B for all agencies
300872552	5a30a178-58b0-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Review Appraisal is missing		09/05/2018: A CDA report reflecting a value $XXX,XXX.XX which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300885943	999e24a1-eeaa-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	DTI Exceeds Guidelines
Lender guidelines reflects a max DTI of 43.00%.  Due to the miscalculation of income, the actual DTI is 45.21%. Per QM, if the consumer’s earnings trend for the previous two years is downward and the "most recent"  tax return or P&L is less than the prior year’s tax return, the consumer’s most recent year’s tax return or P&L must be used to calculate his/her income.  Coborrower's income and gross revenue is in decline from XXXX thru XXXX thus XXXX P&L income is used to qualify DTI.

09/10/2018: Please clear. P&L shows borrower's YTD income is $XX,XXX.XX which is one pace for a year end amount of $XXXXX.XX. This is about the same as her XXXX average, which was the highest and shows business is back on track to be level with earnings. The decline is okay to proceed with due to P&L showing business has level earnings with XXXX now and has positive commentating factors such as years employed.

09/11/2018: Audit consulted with Compliance, and has determined that due to YTD P&L's not prepared by a third party, a two year average from Tax Returns provided would be utilized to determine income. Lender co-borrower income was less than the 2 year average, therefore used lender most conservative income. DTI is 40.59%. Condition cleared.09/10/2018:  Escalated to Compliance for further review to verify Appendix Q income calculations for Co-borrower's business.

Years Self Employed Borrower has been self-employed 7.58 years. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 689. Disposable Income is higher than guideline minimum UW Guides do not require a minimum disposable income, loan qualified with $X,XXX.XX in disposable income

300885943	654207b2-f0aa-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	CDA Report not provided in file.		09/04/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
Years Self Employed Borrower has been self-employed 7.58 years. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 689. Disposable Income is higher than guideline minimum UW Guides do not require a minimum disposable income, loan qualified with $X,XXX.XX in disposable income

300923699	8b1b0a82-0ccc-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to Obtain Hazard Insurance Declaration	A hazard insurance declaration verifying the premium amount for the subject property was not provided.	10/16/2018: Please rescind this condition; the HOI dec page reflecting dwelling coverage was included in the initial upload;
10/16/2018: Audit reviewed the HOI Declaration page, and has determined that the premium amount is NOT listed on said page, HOWEVER the final CD reflects the 12 month insurance paid premium. Condition cleared.

Years Self Employed Borrower has 4.75 years Self Employed DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.83% No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 48 months’ payment history with no late payments reported

300923699	d4769224-0ccc-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing HUD-1 From Sale of Previous Property
File is missing the final Settlement Statement or Closing Disclosure verifying the departing residence on the final application evidencing liens paid and netting sufficient cash to close  was not provided.  Additional conditions may apply.
10/16/2018: Please clear this condition the CD for sale of REO is attached;
10/16/2018: Audit reviewed executed Closing Disclosure for departure residence, and has determined that evidence of sufficient funds was reflected on said document to verify funds to close. Condition cleared.

Years Self Employed Borrower has 4.75 years Self Employed DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.83% No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 48 months’ payment history with no late payments reported

300923699	88411b6b-05cc-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in the file; CU score = 3.		10/15/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
Years Self Employed Borrower has 4.75 years Self Employed DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.83% No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 48 months’ payment history with no late payments reported

300887133	0593b94a-a7b0-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.		09/06/2018: A CDA report reflecting a value $XXX,XXX.XX which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300876616	874216fd-9ab2-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.		09/11/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300884487	33c29960-f84c-4a89-8a82-846fcefb7676	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A credit report fee was not reflected in Section B of the Closing Disclosure despite evidence of a credit report in file. The credit report fee should be disclosed in Section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
10/10/2018: This finding is deemed non-material with a final grade of a “B”.
300895506	5cdaed1a-c0b5-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing Documentation	Missing documentation supporting the omission of XXXXX XXXXXXXXX account from the underwriting calculation as required by AUS. Additional conditions may apply.	09/19/2018: Please rescind. Document were sent to show this was not borrowers account. I have re sent again to review thank you.
09/19/2018: Audit re-analyzed the loan file, and has determined that sufficient evidence to verify that the account was NOT the borrower was located on page 62 (copy of ID) and page 66 (copy of loan statement) within the original loan file. The Driver's License indicates DOB and last name are DIFFERENT from our borrower. Condition rescinded.
FICO is higher than guideline minimum loan qualified with FICO of 759 Years on Job Borrower has 5.42 years on job Full Documentation Full documentation loan
300895506	3fbc5d7a-7cb5-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Missing Review CDA		09/11/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.	FICO is higher than guideline minimum loan qualified with FICO of 759 Years on Job Borrower has 5.42 years on job Full Documentation Full documentation loan
300885743	b07f901b-bcba-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		09/19/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300895535	f31d2bc7-92b4-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Credit Report and Appraisal Fee in Section B of the final Closing Disclosure is paid to the service provider as a reimbursement and may be reimburse if paid by the lender XXX. Provide corrected CD and LOE to the borrowers.
Non-material per SFIG guidance, loan will be graded a B for all agencies
300895535	b7be31ea-92b4-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error
The Final Inspection Fee in Section B of the final Closing Disclosure is paid to the service provider as a reimbursement and may be reimburse if paid by the lender XXX. Provide corrected CD and LOE to the borrowers.
Non-material per SFIG guidance, loan will be graded a B for all agencies
300895535	8fbd15a8-92b4-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		09/12/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300890525	8143de21-a80e-46be-8b2c-da3ff578f79a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Points and fees exceed maximum. $XX,XXX.XX points and fees exceeds $XX,XXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.
10/15/2018: Please see attachment
10/15/2018: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.

301016454	cd1463ae-bc0f-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	DTI Exceeds Guidelines
Lender guidelines reflects a DTI of 42.91%.  Due to the miscalculation of debts, the actual DTI is 43.03%. Audit monthly debt figures are based on the most recent credit report in the loan file dated XX/XX/XXXX.
01/10/2019: Please clear this condition the corrected 1003/1008/AUS and income worksheet have been attached. The bonus income is being averaged per appendix Q guidelines.
01/10/2019: Audit re-analyzed the bonus income, and has determined that the revised bonus income yields a DTI of 42.96%. Revised AUS, 1008, 1003 and lender income calculation worksheet were submitted and are deemed acceptable. Condition cleared.

Disposable Income is higher than guideline minimum Loan qualified with $X,XXX.XX in disposable income   Years on Job Borrower has 12.67 years on job Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 34.90 months reserves

300905939	294eea7f-17c3-4989-9fda-a9b0b48e89f6	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	APR on CD at closing is inaccurate (C.D. APR > 0.125 variance to calculated result – Over disclosed)
APR on final CD is inaccurate and exceeds 0.125% tolerance.  CD value of  4.758% vs. calculated value of 4.529% for a variance of 0.229% over-disclosed.  Provide corrected CD, letter of explanation, refund fee tolerance, proof of delivery and re-open rescission, if applicable.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
300905939	4260b54c-6dca-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	CDA Report missing on file.		10/22/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300900751	dee9b4d2-14cb-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain 3rd party verification of employment
Verification of the borrower's business must be obtained within 30 calendar days prior to the note date via the following a third party verification, such as a CPA letter, VOE with the COPA or regulatory agency/applicable licensing bureau.  The business license is file is not dated when it was pulled by the lender.  Additional conditions may apply.
10/12/2018: Please accept this as the date the VOB was done on XX/XX/XXXX prior to closing.
10/12/2018: Audit reviewed the VOB, and has determined that sufficient evidence (via lender screen shot) was provided to verify receipt of license obtained within 30 days of the consummation date. Condition cleared.

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.57% No Mortgage Lates Credit report verifies 79 months payment history with no late payments reported. Reserves are higher than guideline minimum UW Guides require 2 months reserves, loan qualified with 6.30 months reserves

300900751	1628f466-07cb-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Appraisal fee in section B of the final Closing Disclosure reflects the incorrect service provider. Provided re-disclosed CD and LOE to the borrower. Additional conditions may apply.		The Post Close CD reflects the correct service provider for the appraisal. The loan will be graded a B for all agencies
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.57% No Mortgage Lates Credit report verifies 79 months payment history with no late payments reported. Reserves are higher than guideline minimum UW Guides require 2 months reserves, loan qualified with 6.30 months reserves

300924006	56b2d36b-5ed0-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The Home Warranty Fee in section H of the final Closing Disclosure does not reflect that this is an "optional" fee. Provide corrected CD and letter of explanation to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
300924389	ca2e8ad9-fcd5-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	General Compliance Exception	Mortgage dated XX/XX/XXXX prior to note date of XX/XX/XXXX.	11/06/2018: Please see attachment11/05/2018: Please see attachment
11/06/2018:  Received corrective mortgage with all attachments.  Condition cleared.11/05/2018: Audit reviewed corrective Deed of Trust, and has determined that the documentation submitted is MISSING the attached Legal Description to said document. Provide complete copy of the Deed of Trust with all attachments included. Condition remains.

300905792	3422e980-85d8-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Failure to obtain 3rd party verification of employment
For self-employed borrowers: Verification of the borrower’s business must be obtained within 30 calendar days prior to the note date via the following a third party verification, such as a CPA letter, VOE with the CPA or regulatory agency/applicable licensing bureau.
															10/30/2018: Please rescind no self employment income was used, just needed VVOE done.	10/30/2018: Audit reviewed the lender rebuttal and has determined that a VOE for businesses where income was not used to qualify including negative income is not required. Condition rescinded.
Reserves are higher than guideline minimum AUS requires 0 months reserves, loan qualified with 2.90 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 727 Years on Job Borrower has 15 years on job

300923678	48491748-fed2-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Invalid AUS
The Agency Guidelines require loan data to be resubmitted to Desktop Underwrite if the data changes from the time the AUS was last run.  The most recent AUS in file reflects an appraised value of $XXX,XXX and loan amount of $XXX,XXX resulting in a LTV/CLTV OF 69% vs. the actual appraised value of $XXX,XXX and loan amount of $XXX,XXX with a LTV/CLTV of 80%.  Additional conditions may apply.

10/26/2018: Previous AUS sent was the most recent and does match. You are using an AUS from XX/XX/XXXX the one sent with XX/XX/XXXX at the top is the most recent and is correct. Please rescind.10/24/2018: Please see AUS sent and rescind.

10/29/2018: Received updated AUS findings, which contain approval instructions/documentation requirements and correct loan amount & appraised value. Condition cleared.  10/26/2018: Audit reviewed the Lender Rebuttal, and has determined that the document dated XX/XX/XXXX (EDGE) confirms Approve/Eligible with correct Loan Amount and Appraisal Value. HOWEVER, although it has similar information as an AUS, it does not contain approval instructions/documentation requirements. Condition remains.10/24/2018: Audit reviewed documentation to verify loan amount, as well as Appraisal value, and has determined that an updated AUS is required to be submitted to match loan parameters. Condition remains.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.92% Years in Field Borrower has 20 years in Field Full Documentation Full Documentation
300923678	529a1f13-a802-4782-a2c2-9f9b5970d27c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Points and Fees exceed Qualified Mortgage threshold: Points and fees exceed maximum. $XX,XXX.XX points and fees exceeds $XX,XXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.

10/30/2018: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.10/29/2018:  Audit reviewed documents provided for Bona Fide Points & Fees and has determined that the documentation is not acceptable.  Please provide evidence of PAR rate.  Condition remains.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.92% Years in Field Borrower has 20 years in Field Full Documentation Full Documentation
300923678	a2e8d7fb-00d3-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The Lender Appraisal Credit in section H of the final CD should be shown as a credit in Section B. Provided corrected CD and LOE to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.92% Years in Field Borrower has 20 years in Field Full Documentation Full Documentation
300922098	9e0df3d5-6ae7-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The Lender Appraisal Credit in section L of the final Closing Disclosure should be in section B. Provided corrected CD and LOE to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
Reserves are higher than guideline minimum UW guidelines requires 5 months reserves, loan qualfies with 10 months reserves FICO is higher than guideline minimum UW guidelines require FICO of 700, loan qualfiies with FICO of 785 No Mortgage Lates UW guidelines require 0x30 lates in the most recent 24 months, loan qualifies with 0x30 lates in the most recent 99 months.

300922098	9725ae03-40e7-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	The CDA report was not provided in the loan file. CU Risk Score is 3.		11/16/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
Reserves are higher than guideline minimum UW guidelines requires 5 months reserves, loan qualfies with 10 months reserves FICO is higher than guideline minimum UW guidelines require FICO of 700, loan qualfiies with FICO of 785 No Mortgage Lates UW guidelines require 0x30 lates in the most recent 24 months, loan qualifies with 0x30 lates in the most recent 99 months.

300913505	cfd76692-d6e2-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error
The Lender Appraisal Credit for $XXX incorrectly reflects in Section H of the final CD. A general credit would be listed in Section J of the C.D.; however, in this instance as it is a specific credit, should be listed in the Paid by Others column in Section A. Proper disclosure of credits is referenced in 1026.38(h)(3).
Non-material per SFIG guidance, loan will be graded a B for all agencies.
301006713	3718db14-e5ec-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error
The Lender Appraisal Credit is reflected in section H of the final Closing Disclosure. The Lender Appraisal Credit should be listed in section B of the CD. Provide corrected CD and letter of explanation to the Borrower
Non-material per SFIG guidance, loan will be graded a B for all agencies
301006713	abac46cd-0bec-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Review appraisal missing from loan file		11/28/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300923877	4b8e0a6f-b0db-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing AUS results	Missing AUS	11/02/2018: Please see AUS and clear thank you	11/02/2018: Audit reviewed AUS, and has determined that documentation submitted is deemed acceptable. Condition cleared.
No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months. Credit report verified 55 total months payment history with no late payments reported. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 18.30 months reserves   FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 732

300923877	c7682b8b-b0db-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in the loan file. CU score is 3.0		11/01/2018: A CDA provided reflecting a value of $XXXXXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months. Credit report verified 55 total months payment history with no late payments reported. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 18.30 months reserves   FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 732

300913525	0a129ebc-98f3-4f6e-b8d6-5a78d02347ce	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Points and Fees exceed Qualified Mortgage threshold: Points and fees exceed maximum. $XX,XXX.XX points and fees exceeds $XX,XXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.
10/31/2018: Please see attachment
10/31/2018: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.

300913663	99cf0b94-28d2-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing Balance Sheet
Missing YTD XXXX P&L Statement for Business #30 on Schedule E Part line 28 of XXXX tax return. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.
10/23/2018: Please rescind this condition. The XXXX K1 is the final K1;
10/23/2018: Audit concurs with the Lender Rebuttal, and has determined that the K-1 for Business #30 on Schedule E Part line 28 of XXXX tax return was marked as "final", therefore a P&L and Balance Sheet are NOT required. Condition rescinded.

Reserves are higher than guideline minimum UW guidelines require 12 months reserves, loan qualified with 175 months reserves No Mortgage Lates UW guidelines requires 0x30 lates in the most recent 24 months reviewed. loan qualifies with 0x30 lates with 99 months reviewed.  FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 786

300913663	f5868014-28d2-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing YTD Profit & Loss
Missing current XXXX Balance Sheet for Business #30 on Schedule E Part Line 28 of XXXX tax return. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.
10/23/2018: Please rescind this condition. The XXXX K1 is the final K1;
10/23/2018: Audit concurs with the Lender Rebuttal, and has determined that the K-1 for Business #30 on Schedule E Part line 28 of XXXX tax return was marked as "final", therefore a P&L and Balance Sheet are NOT required. Condition rescinded.

Reserves are higher than guideline minimum UW guidelines require 12 months reserves, loan qualified with 175 months reserves No Mortgage Lates UW guidelines requires 0x30 lates in the most recent 24 months reviewed. loan qualifies with 0x30 lates with 99 months reviewed.  FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 786

300913663	554adb28-2bd2-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Missing Affiliated Business Disclosure	File is missing the Broker Affiliated Business Disclosure. If the broker is not affiliated with any other businesses, please provide an attestation stating such.		Finding deemed non-material, loan will be graded a B for all agencies.
Reserves are higher than guideline minimum UW guidelines require 12 months reserves, loan qualified with 175 months reserves No Mortgage Lates UW guidelines requires 0x30 lates in the most recent 24 months reviewed. loan qualifies with 0x30 lates with 99 months reviewed.  FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 786

300913663	2ec34cdf-2dd2-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		10/22/2018: A CDA provided reflecting a value of $X,XXX,XXX which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
Reserves are higher than guideline minimum UW guidelines require 12 months reserves, loan qualified with 175 months reserves No Mortgage Lates UW guidelines requires 0x30 lates in the most recent 24 months reviewed. loan qualifies with 0x30 lates with 99 months reviewed.  FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 786

300913529	411b498f-d7f7-e811-bc73-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Failure to obtain Employment Verification
Verification of self-employed businesses by a third-party source is required within 30 calendar days from the Note or funding date. The file is missing verification for business A, B, C, D, F, G, and I on Schedule E, Statement 22 of the XXXX tax returns.  A VVOE is in file for business G however it is over 30 days old.
															12/10/2018: Please rescind this request as there was no income used for these business so a VOB is not required.	12/10/2018: Audit reviewed the Lender Rebuttal, and has determined that a VOE for businesses where income was not used to qualify including negative income is not required. Condition rescinded.
FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 753 Full Documentation Full documentation loan  Years Self Employed Borrower has 9.33 years Self Employed

300995138	ec06db67-c9f1-4375-9f74-96320481bd51	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Points and Fees exceed Qualified Mortgage threshold: Points and fees exceed maximum. $XXXXX.XX points and fees exceeds $XXXXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.

11/16/2018: All of the discounts points are considered bona fide and can be excluded from the QM points & fees calculation - see attached job aid. Also, the underwriting fee was paid for by the seller credit and a lender appraisal credit of $XXX.XX was given.

11/16/2018: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.

300917073	22a63ca1-4fd7-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Insufficient asset documentation in file - assets do not cover closing costs	Verified assets of $XXX,XXX.XX less cash to close $XXX,XXX.XX + EMD $XX,XXX results in $XX,XXX.XX shortage of funds to close.	10/24/2018: Please rescind this condition; the EMD cleared account XXXX #XXXX Account on X/XX
10/25/2018: Lender responded please rescind, the EMD cleared account on XX/XX and lender provided copy of bank statement.  Audit confirmed the EMD check cleared account on XX/XX and was reflecting as a deduction on the total balance on the bank statement.  Exception rescinded.

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.33% Years in Field Borrower has 5 years in Field Reserves are higher than guideline minimum UW guidelines requires 0 months reserves, loan qualifies with 2.3 months reserves.

300917073	d1dec4ea-13d3-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in the loan file. CU score is 4.5		10/23/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.33% Years in Field Borrower has 5 years in Field Reserves are higher than guideline minimum UW guidelines requires 0 months reserves, loan qualifies with 2.3 months reserves.

300931256	5368a4a1-f9d6-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing Evidence of HOA Fees
Missing evidence of HOA dues for departing residence on the final loan application.  Page 2 of the final application reflects monthly Homeowner Association Dues in the amount of $XX.XX, however there is no documentation in the loan file to support this figure.  Additional conditions may apply.
															10/26/2018: Please rescind this condition the HOA dues are included on the attached XXXXX XXXXX report sent in the initial upload. See attached pg 21.	10/26/2018: Audit reviewed the Lender Rebuttal, and has determined that evidence of monthly HOA dues was located on page 31 in the original loan file. Condition rescinded.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.24% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 730 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 27 months reserves

300931256	79c5227d-f9d6-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file. Collateral Underwriter Risk Score is 3.9.		10/31/2018: A CDA report reflecting a value $XXX,XXX.XXX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.24% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 730 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 27 months reserves

300922096	7717cac3-53dc-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		11/06/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300924219	07ea733a-81e3-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	DTI Exceeds Guidelines
Lender guidelines reflects a DTI of 43.00%. Due to the miscalculation of income, the actual DTI is 46.23%. Lender calculated a greater cash flow for the REO at $XXXX.XX. Audit calculated a cash flow of $XXXXX.XX for properties listed on REO using 1040's and/or leases.  Additional conditions may apply.

12/3; See attached email with XXXXX11/28; Sent rebuttal to XXXXX at XXXX. Rental income is not used to qualify on the 3 properties in question and so the we will only hit the Borrower with the PITIA payment on those properties;11/12/18 Sent email to XXXX to rescind. XX11/9/2018:  Please rescind this condition. The rental income calculation is correct. $ XXXX.XX is from XXXX/XXXX 1040 Sch E rental income from XXX XXXXX XX property; and XXX XXXXXXXX is using the lease agreements due to renovations. all documentation was provided during at initial upload;

12/07/2018:  Audit reviewed original loan file and located documentation verifying borrower not obligated on 3 mortgages.  Recalculated DTI 35.74%.  Condition rescinded.12/04/2018: Audit reviewed the Lender Rebuttal, condition remains until further direction from Client has been obtained.11/15/2018:  Pending Client review11/12/2018: Per XX, the IRS Form 1040 Schedule E is required to verify all rental income.  Depreciation shown on Schedule E may be added back to the net income or loss.  The consumer can provide a current signed lease or other rental agreement for a property that was acquired since the last income tax filing, and is not shown on Schedule E.  Audit utilized lease to calculate income for property #4 since there was no rent collected in XXXX/XXXX.  Calculated rental income per REO section of final 1003: (1) <$XXXX.XX> (2) $XXXX.XX (3) $<$XXXX.XX> (4) $XXXX.XX (5) <$XXXX.XX> = Positive rental income $XXX.XX.  DTI 46.87%.

Years in Primary Residence Borrower has resided in departure residnece for 5 years Years Self Employed Borrower has 10+ years Self Employed CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 44.19%

300924219	b88ca910-93e3-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain 3rd party verification of employment
Verification of the borrower's business must be obtain within 30 calendar days prior to the note date via the following a third party verification, such as a CPA letter, VOE with the CPA or regulatory agency/applicable licensing bureau.  The XXX Department of State Division of Corporation for the first business listed on page  5 of the final application is over 30 days old.  Additional conditions may apply.
11/9/2018: Please rescind this condition; There isn't any income used to qualify from this business
11/12/2018:  Per Lender's request removed income for this business.  VOE for businesses where income was not used to qualify including negative income is not required. Recalculated DTI 46.87%.  This condition is cleared, DTI condition remains.

Years in Primary Residence Borrower has resided in departure residnece for 5 years Years Self Employed Borrower has 10+ years Self Employed CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 44.19%

300924219	02e42cf2-82e3-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Failure to obtain Lease Agreements
Missing current lease/rental agreement for rental property A Schedule E Part I, page 1,  apartments 1 and 2 for property A Schedule E Part I, page 2 and Property C Schedule E Part I, page 2 of the XXXX tax return.  Per appendix Q , both IRS Form 1040 Schedule E and current lease/rental agreement is necessary to verify all consumer rental income; in order for the loan to be classified as a Qualified Mortgage.

12/3; See attached email with XXXXX11/13/18 sent email to XXXX to rescind XX11/9/2018:  Please rescind this condition. Property A page 1 on sch E ; No rental income form this property is used to qualify; Property A page 2 on sch E; No rental income used to qualify from this property and Property C on page 2 also, no rental income used to qualify

12/07/2018:  Audit reviewed original loan file and located documentation verifying borrower not obligated on 3 mortgages.  Leases for these 3 properties not required as borrower qualifies without rental income.  Condition rescinded.12/04/2018: Audit reviewed the Lender Rebuttal, condition remains until further direction from Client has been obtained.11/15/2018:  Pending Client review11/12/2018:  Property A, page 1, (Lefferts Pl.) rental income <$XXXX.XX  Property A, page 2, (XXX XXXXX) rental income <$XXXX.XX>.  Property C, page 2, (XXXX XXXXXXXX) rental income <$XXXX.XX>.  Negative rental income will be higher if Schedule E is not utilized.  Current DTI 46.87%.

Years in Primary Residence Borrower has resided in departure residnece for 5 years Years Self Employed Borrower has 10+ years Self Employed CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 44.19%

300924219	3d1f0fc9-299c-407c-b4bc-86d0a60b08d2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Points and Fees exceed Qualified Mortgage threshold: Points and fees exceed maximum. $XXXXX.XX points and fees exceeds $X XXXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.
11/9/2018: Please see attached par rate sheet, qm results and lock confirmation. Please clear the condition
11/12/2018: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.

Years in Primary Residence Borrower has resided in departure residnece for 5 years Years Self Employed Borrower has 10+ years Self Employed CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 44.19%

300924219	26e9888f-80e3-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Information required for CD 'Calculating Cash To Close' section not completed, or completed in error
The information in the Calculating Cash To Close section of the final Closing Disclosure indicates the  Loan Estimate figure : ( Total Closing Costs / Closing Costs Paid Before Closing / Closing Costs Financed, etc  as $.00 .  The most recent Loan Estimate dated XX/XX/XXXX indicates and amount of $XXXXXXX.  Provide re-disclosed CD and letter of explanation.
Cured Post Close-Non-material per SFIG guidance, loan will be graded a B for all agencies
Years in Primary Residence Borrower has resided in departure residnece for 5 years Years Self Employed Borrower has 10+ years Self Employed CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 44.19%

300924219	2613f3d4-b2e2-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		11/14/2018: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
Years in Primary Residence Borrower has resided in departure residnece for 5 years Years Self Employed Borrower has 10+ years Self Employed CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 44.19%

300918438	30f1db84-1b86-45a4-81ad-e9813d116ad2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee was not reflected in Section B of the Closing Disclosure despite evidence of a credit report in the file.  The credit report fee should be disclosed in Section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued-OR an attestation that the Credit Report Fee is included in the origination of the loan.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
300918438	3ef52666-e1ec-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file. Risk Score is 4.00.		11/26/2018: A CDA provided reflecting a value of $X,XXX,XXX which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300993768	c65134ac-99f1-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in the loan file.		11/28/2018: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
301069641	f6012d86-981a-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Failure to obtain 3rd party verification of employment
For self-employed borrowers: Verification of the borrower’s business must be obtained within 30 calendar days prior to the note date via the following a third party verification, such as a CPA letter, VOE with the CPA or regulatory agency/applicable licensing bureau. Missing verification of Business #4 on Schedule E Part II Statement 1 of XXXX tax return.
															01/21/2019: Please rescind this condition; There is not income being used from the business. No VOB is required. The business had a loss that the Borrower that is included in the DTI	01/21/2019: Audit reviewed the Lender Rebuttal, and has determined that a VOE for businesses where income was not used to qualify including negative income is not required. Condition rescinded.
Years Self Employed Borrower self employed 22 years.  FICO is higher than guideline minimum UW guidelines require FICO of 680 .loan qualifies with FICO of 703 No Mortgage Lates UW guidelines requires 0x30 late within the most recent 24 months, loan qualifies with 0x30 lates within the most recent 99 months reporting on the credit report.,

300922094	a40b1bfe-e2dd-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing asset documentation
The statements for account #1 on final application reflects deposits from a single unidentified source in the amounts of $XXXX, $XXXXX, $XXXXX.XX, $XXXX, $XXXX.XX, and $XXXX.  There is no evidence in the file documenting the source of the deposit. Additional conditions may apply.

11/07/2018: Please rescind this condition; the following deposits $XX,XXX & $XX,XXX.XX were from the relocation assistance per offer letter already sent in initial upload. And the other deposits questioned are not large deposits as they are less than 50% of the Borrower gross monthly income.

11/07/2018: Audit reviewed the Lender Rebuttal, and has determined that the 2 large deposits for $XX,XXX and $XX,XXX.XX were from the relocation company listed on the Offer Letter. The other deposits are not considered as "large" deposits when in conjunction with borrower's monthly income. Condition rescinded.

FICO is higher than guideline minimum UW Guides require FICO of 700 loan qualified with FICO of 727 No Mortgage Lates UW Guides require 0 x 60 days late in the most recent 12 months, credit report verifies  22 months payment history with no late payments reported CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 72.82%

300922094	801a7be1-f1dd-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Invalid AUS
The Lender's Guidelines/Agency Guidelines require loan data to be resubmitted to DU if the data changes from the time the AUS was last run. The most recent AUS in file reflects DTI of 32.43%. Audit DTI 35.70% due to appears the Lender failed to include full amount assessed for the taxes and insurance in the cash flow for the departure residence.
															11/07/2018: Please clear this condition the tax bill, insurance policy, corrected AUS and 1008 attached	11/07/2018: Audit reviewed updated AUS, and has determined that documentation submitted is deemed acceptable. DTI within acceptable tolerance. Condition cleared.
FICO is higher than guideline minimum UW Guides require FICO of 700 loan qualified with FICO of 727 No Mortgage Lates UW Guides require 0 x 60 days late in the most recent 12 months, credit report verifies  22 months payment history with no late payments reported CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 72.82%

300922094	fb0406fc-e4dd-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Evidence of Taxes and Insurance	Evidence of insurance for departing property #2 on the final application not provided.
11/09/2018: Please clear this condition. The REO XX XXXX XX is reflecting XXXXXX, XX instead of XXXXXX, XXXXXX is due to our internal operating system will not recognize a foreign country property address and in order to print the closig documents the fields have to be completed. the actual address is XXX XXXXXX XXXX11/07/2018: Please rescind this condition; The taxes and insurance for the XXXXXXX property is listed on the sch E of the XXXX tax returns, already provided at initial upload.

11/09/2018: Audit reviewed the Lender Rebuttal, and has determined that the explanation is deemed acceptable. Condition cleared. 11/07/2018: Audit re-analyzed documents, and has determined that the Tax Return documentation confirms taxes and insurance. HOWEVER, provide a letter of explanation for the document discrepancy between REO listed on Tax Returns being listed as "XXXXXX, XXXXXXXXX" and Final 1003 listing "XXXXXXX, XXXXXXX" for same REO street address. Condition remains.

FICO is higher than guideline minimum UW Guides require FICO of 700 loan qualified with FICO of 727 No Mortgage Lates UW Guides require 0 x 60 days late in the most recent 12 months, credit report verifies  22 months payment history with no late payments reported CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 72.82%

300922094	a5ce8d0b-d1dd-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		11/02/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
FICO is higher than guideline minimum UW Guides require FICO of 700 loan qualified with FICO of 727 No Mortgage Lates UW Guides require 0 x 60 days late in the most recent 12 months, credit report verifies  22 months payment history with no late payments reported CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 72.82%

300928813	b26499a3-e1e9-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Failure to Verify Housing History
DU requires satisfactory housing payment history for mortgage being paid off at closing. Mortgage history not reflected on borrowers' credit report.  If mortgage is currently 60 days past due or has been 60 days past due in the past 12 months, loan is ineligible for delivery to Fannie Mae.

11/21/18 Please rescind this condition. The Loan Care on the credit report is until 5/10/18. The XXXXXXX loan was not in our borrower's name, it was in the name of the XXXXXXXX and XXXXXXX dated XX/XX/XXXX and our borrower was on title.
																11/27/2018: Audit reviewed Lender’s rebuttal and XXXXXXXXX credit report. Current mortgage reflects 2 months verified. Previous mortgage reflects 24 months verified. Condition rescinded.	DTI is lower than guideline maximum Loan qualified with DTI of 38.27% FICO is higher than guideline minimum Loan qualified with FICO of 757 Full Documentation Loan submitted as Full Documentation
300928813	d78a86ff-e6ec-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	General Compliance Exception	Missing copy of Quit Claim Deed from borrower and XXXXXXXXX to borrower and co-borrower.	11/21/2018: Please see attached Grant Deed Please clear the condition	11/27/2018 Received deed from XXXXXXXXXX and borrower to borrower and co-borrower. Condition cleared.	DTI is lower than guideline maximum Loan qualified with DTI of 38.27% FICO is higher than guideline minimum Loan qualified with FICO of 757 Full Documentation Loan submitted as Full Documentation
300928813	6b49abee-eae9-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Right To Cancel Form	ROR disclosure is not signed by all vested parties. Borrowers XXXXXXXX did not sign Right to Cancel Form who are vested title holders as reflected on preliminary title and Grant Deed.	11/21/2018: Please see grant deed removing borrowers XXXXXXXXXXX. Please rescind the condition
11/27/2018:  Audit reviewed Lender’s rebuttal, deed provided and original loan file.  Original file contains deed from XXXXXXXX to XXXXXXXXXX and borrower.  Deed provided reflects from XXXXXXXXXXX and borrower to borrower and co-borrower.  This deed was not provided in the original loan file.  Condition cleared.
DTI is lower than guideline maximum Loan qualified with DTI of 38.27% FICO is higher than guideline minimum Loan qualified with FICO of 757 Full Documentation Loan submitted as Full Documentation
300928813	7dbdcb7e-9681-46c6-945d-fe91c2aaf62c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure dated indicates the Estimated Taxes, Insurance and Assessments as $XXX.XX a month vs. the calculated value of $XXX.XX a month. The lender used the incorrect amount of $XXX.XX for the taxes vs. the actual amount of $XXX.XX reflected on preliminary title.  (IN ESCROW)  Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.

11/23/2018:  The title commitment shows last year's taxes (XXXX-XXXX) while the current year's tax bill for XXXX-XXXX shows two installments of $X,XXX.XX for a total of $X,XXX.XX/XX = $XXX.XX. See revised CD which shows the $XXX.XX for taxes plus $XXX.XX for HOI for a total Estimated Taxes, Insurance & Assessments of $XXX.XX.
																11/27/2018: Received post consummation CD, notification of error and air bill. Condition cleared.	DTI is lower than guideline maximum Loan qualified with DTI of 38.27% FICO is higher than guideline minimum Loan qualified with FICO of 757 Full Documentation Loan submitted as Full Documentation
300928813	e91bb730-e7ec-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The Lender Appraisal Credit is reflected in section H of the final Closing Disclosure. This fee belongs in section B. Provide corrected CD and LOE to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.	DTI is lower than guideline maximum Loan qualified with DTI of 38.27% FICO is higher than guideline minimum Loan qualified with FICO of 757 Full Documentation Loan submitted as Full Documentation
300923694	92f0e216-4bf3-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The Lender Appraisal Credit in section H of the final Closing Disclosure should be in section B. Provided corrected CD and LOE to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies
300924030	af4e4ff2-a412-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The Lender Appraisal Credit in section L of the final Closing Disclosure should be reflected in section B. Provide corrected CD and letter of explanation to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
300996446	9dd8ab13-1aec-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file. CU Risk Score is 4		11/26/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300925230	b890ca6d-a7ed-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing HUD from sale of other property owned	Final executed CD from departing residence evidencing liens paid and netting sufficient cash to close and or reserves was not provided. Additional conditions may apply.	11/29/18 Attached please find the proof of the sale of other property owned	11/30/2018: Received executed settlement statement evidencing sale of home and lien paid. Borrower has sufficient cash to close. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.97% Years in Field Borrower has 19 years in Field Full Documentation The loan is full documentation
300925230	3883e784-5d3a-4ebf-8eee-d1fd5e32f03a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The Lender Appraisal Credit in section L of the final Closing Disclosure should be in section B. Provide corrected CD and LOE to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.97% Years in Field Borrower has 19 years in Field Full Documentation The loan is full documentation
300925230	648ae29b-a8ed-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file. CU Risk Score 3.6		11/28/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.97% Years in Field Borrower has 19 years in Field Full Documentation The loan is full documentation
300929132	f81f848e-9f00-49d4-866d-6f70fe54c7c0	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Points and Fees exceed Qualified Mortgage threshold: Points and fees exceed maximum. $XXXXX.XX points and fees exceeds $XXXXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.
11/13/2018: Please see attachment
11/13/2018: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.

300929132	3d004136-3fe4-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The lender credit for the appraisal in section H should been reflected in Section J. Provide corrected CD and LOE to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies
300929132	d0b83439-32e4-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file with a CU risk score of 4.		11/16/2018: A CDA provided reflecting a value of XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
301006484	43e311f3-3dec-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Failure to obtain 3rd party verification of employment
Verification of the borrower’s partnership must be obtained within 120 business days prior to the note date via the following: a third party verification, such as a CPA letter, VOE with the CPA or regulatory agency/applicable licensing bureau. Loan does not meet criteria for Qualified Mortgage. Additional Conditions may apply.
															11/27/2018: Please rescind this condition. The partnership Verification of business is not required. The Borrower has a loss from this company, No income is used to qualify from this company.	11/27/2018: Audit reviewed the Lender Rebuttal, and has determined that a VOE for businesses where income was not used to qualify including negative income is not required. Condition rescinded.
Years Self Employed Borrower has been self-employed for 22 years. Reserves are higher than guideline minimum Underwriting Guidelines require 0 months reserves, loan qualified with 191.30 months reserves. FICO is higher than guideline minimum Underwriting Guidelines require FICO of 680 loan qualified with FICO of 807

301006484	3d83b90a-98ed-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Invalid AUS
The Lender's Guidelines/Agency Guidelines require loan data to be resubmitted to DU if the data changes from the time the AUS was last run. The most recent AUS in file used income not reflected on the final 1008/1003. AUS requires income type reflected on final 1003/1008 to match AUS, resulting in DTI variance of more than 4%.
															11/27/2018: Please clear this condition. The final correct AUS findings was missed in the initial upload. see AUS attached.	11/27/2018: Audit reviewed updated AUS, and has determined that documentation submitted is deemed acceptable. Condition cleared.
Years Self Employed Borrower has been self-employed for 22 years. Reserves are higher than guideline minimum Underwriting Guidelines require 0 months reserves, loan qualified with 191.30 months reserves. FICO is higher than guideline minimum Underwriting Guidelines require FICO of 680 loan qualified with FICO of 807

301006484	9a0484ad-3f94-4f90-b228-5b32405f317e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	A	A	A	Compliance	Loan does not meet criteria for Qualified Mortgage
Loan does not meet criteria for Qualified Mortgage due to missing Income documentation. The file is missing a third party verification, such as a CPA letter, VOE with the CPA or regulatory agency/applicable licensing bureau.
11/27/2018: Audit reviewed the Lender Rebuttal, and has determined that a VOE for businesses where income was not used to qualify including negative income is not required. Condition rescinded.
Years Self Employed Borrower has been self-employed for 22 years. Reserves are higher than guideline minimum Underwriting Guidelines require 0 months reserves, loan qualified with 191.30 months reserves. FICO is higher than guideline minimum Underwriting Guidelines require FICO of 680 loan qualified with FICO of 807

301006484	7c70dded-560c-454b-859c-ea6eace17118	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	CD Document does not match actual calculated values for Estimated Escrow
The Closing Disclosure does not match actual calculated values for Estimated Escrow in the Projected Payments section. The borrower is escrowing for taxes only and the calculated escrow payment should be $XXX.XX. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
Years Self Employed Borrower has been self-employed for 22 years. Reserves are higher than guideline minimum Underwriting Guidelines require 0 months reserves, loan qualified with 191.30 months reserves. FICO is higher than guideline minimum Underwriting Guidelines require FICO of 680 loan qualified with FICO of 807

301006484	ec104a2c-a81e-4c3e-9e1e-b8f5539350ed	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	CD Document does not match actual calculated values for Estimated Total Monthly Payment
The Closing Disclosure does not match actual calculated values for Estimated Total Monthly Payment. The CD shows the payment amount as Years 1 - 30 $X,XXX.XX , the calculated payment amount is Years 1 - 30 $X,XXX.XX. The lender marked Hazard Insurance as escrowed in the Estimated Escrow amount, but the borrower choose to only escrow Property taxes. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.
Non-material per SFIG guidance, loan will be graded a B for all agencies
Years Self Employed Borrower has been self-employed for 22 years. Reserves are higher than guideline minimum Underwriting Guidelines require 0 months reserves, loan qualified with 191.30 months reserves. FICO is higher than guideline minimum Underwriting Guidelines require FICO of 680 loan qualified with FICO of 807

300931131	e0d0aece-f5e0-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Title – Settlement Or Closing Fee is reflected in section B of the final Closing. The borrower shopped for their own title service provider and did not use the provider on the WLSP.  The title service fees should be listed in section C of the CD.  Provide corrected CD and letter of explanation to the Borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
300931131	b38f2e37-18de-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU score is 4.3.		11/13/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300934504	86c6afaa-d0ec-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error
The Lender Appraisal Credit is reflected in section L of the final Closing Disclosure. The Lender Appraisal Credit should be listed in section B of the CD. Provide corrected CD and letter of explanation to the Borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies
301015701	67f4899b-af15-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	DTI Exceeds Guidelines
AUS (DU) reflects a DTI of 38.84%.  Due to the miscalculation of property taxes and HOA fee, the actual DTI is 42.32%. Lender used an estimated monthly figure of $XXX.XX for property taxes vs actual of $X,XXX.XX as reflected on Priority Search Services. In addition, Lender used $XXX per month for HOA Dues vs $XXX monthly reflected on the appraisal.

01/22/2019:  Please rescind this condition. The flood is included in the Master policy. The Flood is paid by the HOA.01/21/2019: Attached please find the Title company letter verifying the taxes used and a new 1008 and 1003 showing the $XXX.XX HOA per the appraisal.

01/22/2019: Audit reviewed the Lender Rebuttal, and has determined that Flood Insurance is paid by HOA, therefore not required on AUS, 1008 or 1003. Original finding for tax calculation verification was provided and condition cleared. 01/21/2019: Audit reviewed property tax verification, and has determined that documentation submitted is deemed acceptable. However, the AUS, 1008 and 1003 are MISSING the Flood insurance monthly amount. Flood Certification reflects Flood Zone as "AE". DTI is 40.16% versus 38.84% on AUS due to flood insurance missing on all pertinent documents (including final CD escrows). Condition remains for corrected AUS, 1008 and 1003 with Flood insurance monthly amount.

No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 73 months payment history with no late payments reported FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 789 Years on Job Borrower has 14.58 years on job

301015701	cd75583d-b015-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing LOE	Lender used $XXX per month for HOA Dues vs $XXX monthly reflected on the appraisal. Missing clarification and/or documentation supporting HOA amount.	01/21/2019: Attached is a new 1008 and 1003 showing the $XXX.XX HOA per the appraisal.	01/21/2019: Audit reviewed revised 1008 and 1003 with corrected HOA dues, and has determined that HOA correction is deemed acceptable. Condition cleared.
No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 73 months payment history with no late payments reported FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 789 Years on Job Borrower has 14.58 years on job

301015701	2d1e07a5-822e-41a3-8b38-5dfa794ebf67	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	CD Document does not match actual calculated values for Estimated Escrow
The final Closing Disclosure does not match actual calculated values for Estimated Escrow in the Projected Payments section. The borrower is escrowing for taxes & insurance and the calculated escrow payment should be $X,XXX.XX.  Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.
01/22/2019: please see attached revised CD
01/22/2019: Audit review of the Post Funding CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes that were provided are deemed acceptable. Loan will be rated a 'B'.

No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 73 months payment history with no late payments reported FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 789 Years on Job Borrower has 14.58 years on job

301015701	e0e60636-9c88-44eb-b31d-810e02f5a7ac	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	CD Document does not match actual calculated values for Estimated Total Monthly Payment
The final Closing Disclosure does not match actual calculated values for Estimated Total Monthly Payment. The CD shows the payment amount as $X,XXX.XX.  The Principal & Interest should be $X,XXX.XX + Estimated Escrow $X,XXX.XX for Estimated Total Monthly Payment $X,X.XX.  Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.
01/22/2019: please see attached revised CD
01/22/2019: Audit review of the Post Funding CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes that were provided are deemed acceptable. Loan will be rated a 'B'.

No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 73 months payment history with no late payments reported FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 789 Years on Job Borrower has 14.58 years on job

301015701	e3dda5bf-a436-4a86-aeaf-e679b6cb7c9d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XXX.XX a month vs. the calculated value of $X,XXX.XX a month. The lender used the incorrect amount of $XXX.XX for the taxes vs. the actual amount of $X,XXX.XX and used $XXX for HOA vs $XXX reflected on the appraisal. (IN ESCROW)  Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.
01/22/2019: please see attached revised CD
01/22/2019: Audit review of the Post Funding CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes that were provided are deemed acceptable. Loan will be rated a 'B'.

No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 73 months payment history with no late payments reported FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 789 Years on Job Borrower has 14.58 years on job

301024446	5570131f-09b0-4a4d-9b48-6241b3d8a135	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The Lender Appraisal Credit in section L of the final Closing Disclosure should be reflected in section B. Provide corrected CD and letter of explanation to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
301024446	4db29242-5604-e911-bc73-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 3.6.		12/21/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300938459	9f12d561-5fd8-4f73-bb55-488d6fb9c343	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	Final CD reflects a Lender Appraisal Credit in section H. Lender credit for appraisal should be in section B not section H.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
300885180	e3e56dcb-41ec-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		11/21/2018: A CDA provided reflecting a value of $XXXXXXX which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300992793	925b7923-68f2-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error
The Lender Appraisal Credit is reflected in section L of the final Closing Disclosure. The Lender Appraisal Credit should be listed in section B of the CD. Provide corrected CD and letter of explanation to the Borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies
300993811	ef77386a-1fed-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Credit Report	Missing credit report, upon receipt and review, additional conditions may apply.	11/26/2018: Please clear this condition. The credit report is attached	11/26/2018: Audit reviewed Credit Report, and has determined that documentation submitted is deemed acceptable. Condition cleared.
LTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 61.79%% Years in Field Borrower has 23 years in Field   Reserves are higher than guideline minimum UW Guides require  zero months reserves, loan qualified with 135.90 months reserves

300993811	1cc6e1ca-bf3f-46dd-b5f2-3739153e8d54	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Points and fees exceed maximum. $XX,XXX.XX > $XX,XXX.XX. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.
11/26/2018: the attached Par Rate sheet was provided in the original upload under the QM Results Pass. Please rescind the condition
11/26/2018: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.

LTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 61.79%% Years in Field Borrower has 23 years in Field   Reserves are higher than guideline minimum UW Guides require  zero months reserves, loan qualified with 135.90 months reserves

300994322	6b71ba6b-b5e9-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing AUS results	Missing AUS results		11/19/2018: Received AUS findings. No outstanding requirements. Condition cleared.	Full Documentation Full documentaion Loan CLTV is lower than guideline maximum loan qualified with CLTV of 70% Years in Primary Residence Borrower has resided in subject for 5 years
300994322	9445938d-b5e9-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Lender credit for the appraisal fee reflected in section H should be in section B.		Non-material per SFIG guidance, loan will be graded a B for all agencies	Full Documentation Full documentaion Loan CLTV is lower than guideline maximum loan qualified with CLTV of 70% Years in Primary Residence Borrower has resided in subject for 5 years
300995729	245ece4f-6f13-4365-a511-9a77f29f6fc0	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Points and Fees exceed Qualified Mortgage threshold: Points and fees exceed maximum. $XXXXX.XX points and fees exceeds $XXXXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.
12/17/2018: See attached price sheet. The price adjusters and broker paid comp were both listed on the lock confirmations in the loan file.
12/17/2018: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.

FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 778 Disposable Income is higher than guideline minimum Disposable income is $XXXXX.XX Years in Field Borrower has 12 years in Field

300995729	e78f7f89-6dad-47d6-8bc6-6cc14cf3ff7d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Lender Appraisal Credit in section L of the final Closing Disclosure belongs in section B. Provide re-disclosed CD and LOE to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies
FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 778 Disposable Income is higher than guideline minimum Disposable income is $XXXXX.XX Years in Field Borrower has 12 years in Field

300995729	3ca7a5cb-76fd-e811-bc73-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in the loan file. CU score is 4.		12/13/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 778 Disposable Income is higher than guideline minimum Disposable income is $XXXXX.XX Years in Field Borrower has 12 years in Field

301025409	f6929369-05ff-e811-bc73-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing HUD from sale of other property owned	Final Alt A Settlement Statement from departing residence evidencing liens paid and netting sufficient cash to close and or reserves was not provided. Additional conditions may apply.	12/19/2018: Attached please find the settlement statement for the departing residence.
12/19/2018: Audit reviewed executed Final ALTA Statement for departure residence, and has determined that evidence of sufficient funds was reflected on said document to verify funds to close. Condition cleared.

FICO is higher than guideline minimum UW guidelines require FICO of 700, loan qualifies with FICO of 766 No Mortgage Lates UW guidelines requires 0x30 within the most recent 24 months, loan qualifies with 0x30 wihtin the most recent 72 months.  Reserves are higher than guideline minimum UW guidelines require 0 months  reserves, loan qualifies with 6.80 months reserves.

301025409	ea40f2c2-03ff-e811-bc73-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The Lender Appraisal Credit in section L of the final Closing Disclosure belongs in section B. Provided corrected CD and LOE to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies
FICO is higher than guideline minimum UW guidelines require FICO of 700, loan qualifies with FICO of 766 No Mortgage Lates UW guidelines requires 0x30 within the most recent 24 months, loan qualifies with 0x30 wihtin the most recent 72 months.  Reserves are higher than guideline minimum UW guidelines require 0 months  reserves, loan qualifies with 6.80 months reserves.

301025409	9fc4d3a3-e0fe-e811-bc73-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in the loan file. CU score is 4.1		12/19/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
FICO is higher than guideline minimum UW guidelines require FICO of 700, loan qualifies with FICO of 766 No Mortgage Lates UW guidelines requires 0x30 within the most recent 24 months, loan qualifies with 0x30 wihtin the most recent 72 months.  Reserves are higher than guideline minimum UW guidelines require 0 months  reserves, loan qualifies with 6.80 months reserves.

300998045	499452b7-a70a-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	DTI Exceeds Guidelines	52.11% DTI > 38.456%. Lender guidelines reflects a DTI of 43%. Due to the miscalculation of debts, the actual DTI is 52.11%.	01/02/2019: Please explain what liabilities you are using.	01/02/2019: Audit re-analyzed income and debts, and has determined that a re-calculation of income/debt/REO yields a final DTI of 37.67%. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 145.30 months reserves Years in Field Borrower has 30 years in Field   No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months credit report verifies 82 months payment history with no late payments reported

300998045	27546211-cc0a-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E
The SB2 Affordable Housing Recording Fee in section E of the final Closing Disclosure does not list the government entity assessing the fee.  Provide corrected CD and letter of explanation to the borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 145.30 months reserves Years in Field Borrower has 30 years in Field   No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months credit report verifies 82 months payment history with no late payments reported

300995156	40c7495c-53fa-e811-bc73-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Documentation	Provide evidence of occupancy of subject property by borrower. The Contract for sale reflects the seller will lease back subject for an undisclosed time period. Additional conditions may apply.
01/17/2019: Please clear this condition; The Buyers verified there wasn't a lease back agreement being used after the note date. See attached expiration date XX/X/XXXX which was prior to the note date.
01/17/2019: Audit reviewed Seller's Temporary Residential Lease, and has determined that the lease back terminated prior to loan closing. Condition cleared.
Years in Primary Residence Borrower has resided in departure residence for 5 years Years Self Employed Borrower has 13 years Self Employed Reserves are higher than guideline minimum UW Guides required no  reserves, loan qualified with  8.9 months reserves

300995156	4fda31d2-4efa-e811-bc73-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing Evidence of Property Taxes	Evidence of property taxes calculation for subject property was not provided.	12/14/2018: Please rescind this condition. The tax cert from the county was already included in the initial upload. County XXXX.XX + XXX.XX + XXX =$X,XXX.XX, City $XXXX.XX & School $XXXX.XX
12/14/2018: Audit reviewed the Tax Certificate (p522), and has determined that tax amounts (without exemptions) are $XX,XXX.XX/12 which equals $X,XXX.XX a month. Documentation was provided within the original loan file to support tax calculations. Condition rescinded.

Years in Primary Residence Borrower has resided in departure residence for 5 years Years Self Employed Borrower has 13 years Self Employed Reserves are higher than guideline minimum UW Guides required no  reserves, loan qualified with  8.9 months reserves

300995156	f4205b88-9764-44fd-984a-350c96aea18c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Lender Appraisal Credit reflected in section L of the final Closing Disclosure should be reflected in section B, in the Paid by Others column.  Provide corrected CD and letter of explanation to the Borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies
Years in Primary Residence Borrower has resided in departure residence for 5 years Years Self Employed Borrower has 13 years Self Employed Reserves are higher than guideline minimum UW Guides required no  reserves, loan qualified with  8.9 months reserves

300995032	f805df56-67ce-4781-81cd-14b77dcdcc2d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Point and fees exceed maximum.  $XX,XXX.XX points and fees exceeds $XX,XXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.

11/26/2018: See attached price sheet, this was included in the credit uploaded with the QM breakdown. The price adjusters and broker paid comp were both listed on the lock confirmations also in the loan file. Please recind condition.

12/4/2018: Sufficient evidence in file to deem points bona fide. Condition rescinded.11/26/2018: Audit reviewed Rate Sheet, and has determined that additional documentation is required. Provided Price adjusters and Broker Paid Comp evidence to verify Par Rate and Bona Fide Discount points. To clear this finding, the lender will need to prove how the points correspond to a reduction in rate. Condition remains.

300995030	baf220bf-ccf7-e811-bc73-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The Lender credit for the Appraisal in H of the final CD should be reflected in section B. Provided corrected CD and LOE to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies
Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 6.4 months reserves Years Self Employed Borrower has 7 years Self Employed Full Documentation Full documentation loan

301020318	64d884fa-2e09-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	DTI Exceeds Guidelines	AUS reflects a DTI of 42.604%. Due to the miscalculation of taxes and insurance for departing residence, the actual DTI is 43.24%.
01/11/2019: Attached please find the updated 1003 and 1008. Please clear this condition01/10/2019: Please note that this income is not restricted stock, it is taxable stock. See the definition of taxable stock that should be considered income.01/07/2019: Please clear this condition based on the attached revised income worksheet and AUS showing the additional "other" income that should have been used.01/02/2019: Please rescind this as the attached United Bank statement shows the payment of $XXXX includes taxes and insurance was included in the original file under credit Report Supporting documents.

01/11/2019: Audit reviewed updated 1008, as well as the final 1003, and has determined that the documentation submitted reflects updated income calculations to match AUS. Documentation submitted is deemed acceptable. Condition cleared. 01/10/2019: Audit reviewed the Lender Rebuttal, as well as "other" income, and has determined that the use of "taxable stock" as income is deemed acceptable. YTD plus 2 years of "other" income was documented on the VOI dated PRIOR to consummation. Update AUS was submitted with income revision and DTI of 17.52%. Provide updated 1008 and 1003 with revised income calculations. Condition remains. 01/07/2019: Audit reviewed "other" income, and has determined that it appears (via paystub) that this is "taxable stock". Sufficient evidence is required to determine what that taxable stock compensation is/type, as restricted stock is not acceptable. Condition remains.01/02/2019: Audit re-analyzed the Mortgage Statement, as well as supporting documents for Taxes and Insurance, and has determined that the supporting documents are the most CURRENT source of information. Taxes are $XXXX.XX/12= $XXX.XX a month and Insurance is $X,XXX.XX/12= $XX.XX a month for a total of $XXX.XX total escrow payment required. Mortgage Statement reflects $XXX.XX for escrows which in not accurate. DTI is 43.19%. Condition remains.

Years on Job Borrower has 28 years on job FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 820 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 124.60 months reserves

301020318	f70c2f4b-2e09-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The Lender Appraisal Credit in section L of the final Closing Disclosure should be reflected in section B. Provide corrected CD and letter of explanation to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
Years on Job Borrower has 28 years on job FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 820 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 124.60 months reserves

301020318	5f53bd1c-2e09-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 3.		12/28/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
Years on Job Borrower has 28 years on job FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 820 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 124.60 months reserves

301034288	29e1589f-1f18-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The Lender Appraisal Credit in section L of the final Closing Disclosure should be reflected in section B. Provide corrected CD and letter of explanation to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies
301003859	e5d4d176-b0e9-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing HUD-1 From Sale of Previous Property
Missing Final Hud-1 from departing residence on the final application evidencing liens paid and netting sufficient cash to close and or reserves was not provided.  Seller CD provided in the loan file is marked pending versus final and is not executed.  Additional conditions may apply.
															11/19/2018: Please see final CD and clear thank you	11/19/2018: Received certified Seller CD evidencing lien paid. Borrower has sufficient cash to close. Condition cleared.	No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report Full Documentation Full documentaion Loan Years Self Employed Borrower has 9/75 years Self Employed
301003615	0aaa8b73-79f9-e811-bc73-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing Executed Personal Tax Returns	Missing tax returns or tax transcripts to verify percentage of social security income that is eligible to be gross up to accurately calculate borrowers income.
12/21; Please rescind this condition the SSI can be grossed up 15%; This is because the SSA does not require any person to pay federal income tax on more than 85% of their social security benefits. The award letters were provided in the initial upload

12/27/2018:  Audit reviewed Lender’s rebuttal and agrees.  Per government web site, if combined income is more than $XX,XXX for couples, up to 85% of benefits could be subject to tax.  If combined income is less than $XX,XXX for couples, benefits are not taxable.  Combine income is greater than $XX,XXX.  Therefore, the 15% not subject to tax may be grossed up.  Condition rescinded.

CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 63.83% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with  65.80 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 773

301003615	749a6078-66f9-e811-bc73-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error
The Lender Appraisal Credit reflected in section H of the final Closing Disclosure should be reflected in section B, in the paid by others column.  Provide corrected CD and letter of explanation to the Borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 63.83% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with  65.80 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 773

301003858	b860f71a-dde9-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error
The  Lender Appraisal Credit is reflected in section H of the final Closing Disclosure.   The Lender Appraisal Credit should be listed in section B of the CD.  Provide corrected CD and letter of explanation to the Borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies
301014153	8347a65f-d12e-49e6-9125-6c0bd6bd85b3	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	Lender Appraisal Credit in Section H on the Final CD should be in Section B.		Non-material per SFIG guidance, loan will be graded a B for all agencies
301014153	0250b1f3-daf3-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The LE reflects Estimated Cash to the Borrower of $XX,XXX vs. the final CD reflects Estimated Cash to the Borrower of $XXX,XXX. Provided corrected CD and LOE to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies
301004661	6d56cfbd-2f03-e911-bc73-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Lender Appraisal Credit disclosed in Section L of the final Closing Disclosure should also be reflected in the Paid By Others column in Section B of the final Closing Disclosure.		Non-material per SFIG guidance, loan will be graded a B for all agencies
Disposable Income is higher than guideline minimum Loan qualified with $X,XXX.XX in disposable income   Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 4.80 months reserves Years on Job Borrower has 7 years on job

301020314	8c701338-9107-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Documentation	Documentation to support final liability on the final loan application with unpaid balance of $XX,XXX and monthly payment of $XXX.XX was not provided in the loan file. Additional conditions may apply.		12/27/2018: Lender provided evidence liability was actually auto and home insurance payment and provided updated 1003 and 1008. Condition cleared.
Years on Job Co-Borrower has 10 years on job DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.12% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 764

301020314	04373fcd-33d5-47c8-84d8-9cd338c6a6ce	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The Lender Appraisal Credit in section L of the final Closing Disclosure should be reflected in section B. Provide corrected CD and letter of explanation to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
Years on Job Co-Borrower has 10 years on job DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.12% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 764

301011953	74cdfd8c-be11-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The Lender Appraisal Credit in section L of the final Closing Disclosure should be reflected in section B. Provide corrected CD and letter of explanation to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
301020313	bfd59649-b358-473f-a86a-630273eddc23	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Lender Appraisal Credit reflected in section L of the final Closing Disclosure should be reflected in section B, in the lender paid column.  Provide corrected CD and letter of explanation to the Borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
301020313	a7294a7d-98fc-e811-bc73-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Closing Disclosure / CD Not in File	Missing Initial CD in file. No Cure - Missing Doc Not Provided, additional conditions might apply.	12/12/2018: please see attached
12/12/2018: Audit reviewed initial CD, as well as electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was mailed at least 7 days prior to consummation. Condition cleared.

301016726	09b2d08e-1c71-4521-a2b1-14ff87aca97e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	CD Document does not match actual calculated values for Estimated Escrow
The final Closing Disclosure does not match actual calculated values for Estimated Escrow in the Projected Payments section. The borrower is escrowing for taxes/insurance and the calculated escrow payment should be $XXX.XX.  Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.
Non-material per SFIG guidance, loan will be graded a B for all agencies
301014606	d93acd04-8c0f-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Mortgage	Missing the page 14 of the mortgage.	01/21/2019: please see attached	01/21/2019: Audit reviewed XXXX Affidavit, as well as executed page 14 of the Mortgage, and has determined that documentation submitted is deemed acceptable. Condition cleared.
301014606	39148c0c-8c0f-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The lender appraisal credit disclosed in Section L of the Closing Disclosure should be reflected in Section B of the Borrower’s final Closing Disclosure. No Cure.		Non-material per SFIG guidance, loan will be graded a B for all agencies
301014606	b9443cf7-8b0f-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file. Risk score is 3.9		01/04/2019: A CDA report reflecting a value $XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
301015694	0bad0de5-bc03-e911-bc73-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error
The Lender Appraisal Credit is reflected in section L of the final Closing Disclosure. The Lender Appraisal Credit should be listed in section B of the CD. Provide corrected CD and letter of explanation to the Borrower
Non-material per SFIG guidance, loan will be graded a B for all agencies.
301015694	60b2bc2c-bc02-e911-bc73-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 2.8.		12/20/2018: A CDA report reflecting a value $XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
301016449	4fcb69bb-cf0e-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	General Compliance Exception	The LE dated XX/XX/XXXX reflects Estimated Cash to Close of $XXX,XXX vs. the final Closing Disclosure of $XXX,XXX. Provided corrected CD and LOE to the borrower.		A Post Close CD reflects the correct Estimated Cash to Close and LOE. The loan will be rated a B for all agencies.
301016449	585f789c-a30e-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The lender appraisal credit disclosed in Section H of the Closing Disclosure should be reflected in Section B of the Borrower’s final Closing Disclosure.		Non-material per SFIG guidance, loan will be graded a B for all agencies
301016449	aa3af18c-a30e-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file with a collateral risk score of 4.		01/04/2019: A CDA report reflecting a value $X,XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
301016648	8284c16e-eeff-e811-bc73-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing Evidence of Taxes and Insurance	Evidence of taxes and insurance for property #2 on the final application not provided. Additional conditions may apply.	12/20/2018: Please rescind this condition. The loan for this property is an FHA mortgage that can only close with escrows for taxes and insurance.
12/20/2018: Audit reviewed the Credit Report, and has determined that said document indicates loan on property #2 is an FHA which is sufficient confirmation to verify escrows included within monthly mortgage payment. Condition rescinded.

Years on Job Borrower has 22 years on job Years in Primary Residence Borrower has resided in subject for 5 years FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 761

301016648	2d05f431-c4ff-e811-bc73-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Appraisal credit should not be disclosed in Section H. A general credit would be listed in Section J of the C.D.; However, in this instance as it is a specific credit, should be listed in the Paid by Others column in Section B. Proper disclosure of credits is referenced in 1026.38(h)(3). Provide re-disclosed CD and LOE to the borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies
Years on Job Borrower has 22 years on job Years in Primary Residence Borrower has resided in subject for 5 years FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 761

301016648	27955179-dfff-e811-bc73-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The LE dated XX/XX/XXXX reflects Estimated Cash to Close of $XXXX vs the final CD reflects Estimated Cash to Close of $XXXXXX. Provided corrected CD and LOE to the borrower.		A Post Close CD reflects the correct Estimated Cash to Close of $XXXX and LOE to the borrower. The loan will be rated a B for all agencies.
Years on Job Borrower has 22 years on job Years in Primary Residence Borrower has resided in subject for 5 years FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 761

301016883	6466af4e-eafe-e811-bc73-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.	Missing corresponding COC for LE dated XX/XX/XXXX as the Appraisal fee has increased from $XXX to $XXX. The file is missing evidence of a valid change of circumstance.	12/20/2018: See the attached redisclosed LE and COC requesting to increase appraisal fee by $XXX Please rescind the condition
12/20/2018: Audit reviewed LE with corresponding COC for increase of Appraisal fee, and has determined that increase was due to the 2055 drive by Appraisal for the departure residence. Documentation is deemed acceptable. Condition cleared.

Disposable Income is higher than guideline minimum UW Guides do not require minimum disposable income, loan qualified with $XXXX in disposable income   Reserves are higher than guideline minimum UW Guides do not reserves, loan qualified with  3.0 months reserves Years on Job Borrower has 15 years on job

301016883	b1eabf53-c0ff-e811-bc73-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The Lender Appraisal Credit in section L of the final Closing Disclosure belongs in section B. Provided corrected CD and LOE to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies
Disposable Income is higher than guideline minimum UW Guides do not require minimum disposable income, loan qualified with $XXXX in disposable income   Reserves are higher than guideline minimum UW Guides do not reserves, loan qualified with  3.0 months reserves Years on Job Borrower has 15 years on job

301039858	d7e2829a-d603-e911-bc73-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		12/21/2018: A CDA provided reflecting a value of $XXXXXXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 13.61% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 805 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 22.50 months’ reserves

301035230	61072350-3f09-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing Documentation	Borrower opened a new debt per LOE on credit inquiry, missing proof of payment and balance. Additional conditions may apply.	01/08/2019: Please rescind this condition the debt is already on the credit report XXXXXX /XX #XXXX. already sent in the initial upload,	01/08/2019: Audit reviewed the Lender Rebuttal, as well as Credit report, and has determined that inquiry in question was listed on said report. Condition rescinded.
Years on Job Borrower has 11.75 years on job FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 753 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.58%

301035230	5470a3f1-3909-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing HUD-1 From Sale of Previous Property
Final Hud-1 from departing residence evidencing liens paid and netting sufficient cash to close and or reserves was not provided. Copy in file is not executed/stamped certified true.  Additional conditions may apply.
															01/08/2019: Please clear this condition the Final settlement statement for sale of REO is attached.	01/08/2019: Audit reviewed executed HUD for departure residence, and has determined that evidence of sufficient funds was reflected on said document to verify funds to close. Condition cleared.
Years on Job Borrower has 11.75 years on job FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 753 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.58%

301035230	47004c76-5709-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	B	B	B	B	B	Credit	Missing Evidence of Property Taxes	Evidence of property taxes calculation for subject property as reflected on final application. Additional conditions may apply.	01/08/2019: Please clear this condition. The property tax was calculated from the title commitment that was sent in the original file and is attached again for your convenience.
01/08/2019: Audit re-analyzed the loan file, and has determined that the title on page 332 reflects all tax information. Final CD taxes match Title. Slight tax discrepancy between the tax bill and title is non-material due to loan is not being escrowed for taxes. Loan will be rated a B.

Years on Job Borrower has 11.75 years on job FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 753 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.58%

301035230	6b6f2f7d-4209-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The Lender Appraisal Credit in section L of the final Closing Disclosure should be reflected in section B. Provide corrected CD and letter of explanation to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
Years on Job Borrower has 11.75 years on job FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 753 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.58%

301035229	7fe1dfd3-1d23-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Documentation	Missing Lender's worksheet for property tax calculations.
01/31/2019: Please see the attached Tax Bill reflecting $XXXX.XX for the XXXX (the discounted amount). The Appraisal reflects $XXXX in supplemental taxes. Both of these documents were provided with the initial loan delivery docs. Please rescind this condition.

01/31/2019: Audit reviewed Lender clarification for property tax calculations, and has determined that the original loan file contained taxes listed on the Title Commitment without Supplement taxes included. Therefore, the clarification on "how" the lender determined the monthly tax amount was required. Documentation submitted was deemed acceptable. Condition cleared.

FICO is higher than guideline minimum UW Guides require FICO of 700  loan qualified with FICO of 712 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.68% Years Self Employed Borrower has 7.5 years Self Employed

301035229	61845946-0423-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Failure to Verify Housing History	Client Overlay Exception, Client to Review - Missing evidence the 1st and 2nd lien were paid 0x30.	01/31/2019: XXXX #XXXX and XXXXX #XXXX were both paid off with this transaction as shown on the Final CD. The credit report confirms there are no mortgage lates. Please rescind this condition.	01/31/2019: Audit reviewed the Lender Rebuttal, as well as the Credit Report, and has determined that no lates were reflected on said report. Condition rescinded.
FICO is higher than guideline minimum UW Guides require FICO of 700  loan qualified with FICO of 712 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.68% Years Self Employed Borrower has 7.5 years Self Employed

301035229	bbb2758f-bb20-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Initial Application	Missing initial loan application	01/31/2019: Please see the attached initial 1003.	01/31/2019: Audit reviewed the e-signed initial 1003, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
FICO is higher than guideline minimum UW Guides require FICO of 700  loan qualified with FICO of 712 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.68% Years Self Employed Borrower has 7.5 years Self Employed

301035229	ff806204-9da2-4e65-8b46-80754e293be3	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Closing Disclosure / CD Not in File	Missing corresponding disclosure for change of circumstance on XX/XX/XXXX.	01/31/2019: please see attached	01/31/2019: Audit reviewed the corresponding CD for the COC, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
FICO is higher than guideline minimum UW Guides require FICO of 700  loan qualified with FICO of 712 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.68% Years Self Employed Borrower has 7.5 years Self Employed

301035229	f3d63c14-0923-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Information required for LE ‘Calculating Cash to Close’ section not completed, or completed in error.
The information in the Calculating Cash To Close section of the final Closing Disclosure indicates the Loan Estimate figure as $XXXXXX.XX.  The most recent Loan Estimate dated XX/XX/XXXX indicates an amount of $XXXXX.   Provide re-disclosed CD and letter of explanation. No Cure.
Cured by post closing CD dated XX/XX/XXXX. Non-material per SFIG guidance, loan will be graded a B for all agencies
FICO is higher than guideline minimum UW Guides require FICO of 700  loan qualified with FICO of 712 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.68% Years Self Employed Borrower has 7.5 years Self Employed

301020307	c0240a3a-7113-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B	B	B	B	Credit	Missing income documentation	Missing a current pay stub that must be dated no earlier than 30 days prior to the initial loan application date.		01/15/2019: Audit acknowledges the client approved guideline exception for PAYSTUBS outside of guidelines. Loan will be rated a B.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of  33.90% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 686 Reserves are higher than guideline minimum UW Guides require zero months reserves, loan qualified with  6.10 months reserves

301020307	0bc0f686-d2ba-4152-9188-dc204ad00412	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Information required for General Information section not present in C.D.	The loan closed on XX/XX/XXXX. The post closing CD in the loan file is dated XX/XX/XXXX, provide a correct dated post close closing disclosure.		Finding deemed non-material, loan will be graded a B for all agencies
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of  33.90% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 686 Reserves are higher than guideline minimum UW Guides require zero months reserves, loan qualified with  6.10 months reserves

301020307	f259be72-5c10-4ce1-a4b2-7486d7bdb426	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The lender appraisal credit disclosed in Section H of the Closing Disclosure should also be reflected in Section B of the Borrower’s final Closing Disclosure. No Cure.		Non-material per SFIG guidance, loan will be graded a B for all agencies
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of  33.90% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 686 Reserves are higher than guideline minimum UW Guides require zero months reserves, loan qualified with  6.10 months reserves

301026595	627e3da5-0716-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B	B	B	B	Credit	Cash out amount greater than guideline maximum	Client Overlay Exception, Client to Review - Cash out amount of $XXXXXX.XX exceeds the maximum cash out of $XXXXXX allowed by the client.	01/17/2019: Sent rebuttal; sent email to XXXXX with XXXX to make an exception for the overlay for exceeding the maximum cash-out.
01/17/2019: Audit acknowledges the client approved guideline exception for Cash Out amount outside of Client Overlay guidelines. Loan will be rated a B.01/17/2019: Exception is pending review from client.

Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with  79.50 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.56% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 759

301026595	f131725a-0715-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Assessor's Parcel Number is not consistent between Appraisal, Title, and/or Mortgage.	APN # does not match on the appraisal, title and/or mortgage.	01/17/2019: Please clear this condition the appraisal with correct APN is attached;
01/17/2019: Audit reviewed corrected Appraisal, and has determined that the documentation submitted reflects the correct APN number. Assessor's Parcel Numbers match on all pertinent documents. Condition cleared.

Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with  79.50 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.56% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 759

301026115	10907620-b90a-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The Lender Appraisal Credit in section H of the final Closing Disclosure should be reflected in section B. Provide corrected CD and letter of explanation to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
301026321	aba06c49-fd0c-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Copy of Divorce Decree	The XXXXXXXXXX XXXXXX was not provided to verify XXXXXXXXXXXX and XXXXXXXX referenced on the application. A copy of the XXXXXXXXX XXXXXX is required per XX.	01/08/2019: Attached please find the XXXXXXXXXXXX to verify XXXXXXXXXXXX and XXXXXXXX.	01/08/2019: Audit reviewed the XXXXXXXXXXXX, and has determined that the documentation submitted is deemed acceptable. XXXXXXX and XXXXXXXXXXXXt amounts were verified. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with over 6 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 34.51%, loan qualified with DTI of 43% Full Documentation The loan is full documentation

301026321	8c954382-940e-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The Lender Appraisal Credit in section L of the final Closing Disclosure should be reflected in section B. Provide corrected CD and letter of explanation to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with over 6 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 34.51%, loan qualified with DTI of 43% Full Documentation The loan is full documentation

301026624	3dcc2000-61cc-4876-b2f0-1edc4f43013c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The lender appraisal credit disclosed in Section L the Closing Disclosure should also be reflected in section B of the final Closing Disclosure. No Cure.		Non-material per SFIG guidance, loan will be graded a B for all agencies
301026624	75994976-b9bd-4082-992f-5cf01c7170d1	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Missing seller’s Closing Disclosure	Missing Seller CD
04/01/2019: Audit reviewed executed Seller's CD, and has determined that documentation submitted is deemed acceptable. Condition cleared. Finding deemed non-material, loan will be graded a B for all agencies

301026624	6c478503-6b04-e911-bc73-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file with a collateral risk score of 3.3.		01/02/2019: A CDA provided reflecting a value of $XXXXXX which is a -4.7% variance. Variance within acceptable tolerance. Condition Cleared.
301027552	e7a79c7e-7c14-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing 4506-T	AUS results require an executed 4506-T at application or before closing. Executed 4506-T at or before closing not provided.	01/14/2019: Please clear this condition. The 4506T is attached.
01/14/2019: Audit reviewed e-signed initial 4506-T, as well as electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial 4506-T was acknowledged. Condition cleared.

Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with over 12 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.52% Years in Field Borrower has 12 years in Field

301027552	62956551-7d14-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The Lender Appraisal Credit in section H of the final Closing Disclosure should be reflected in section B. Provide corrected CD and letter of explanation to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with over 12 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.52% Years in Field Borrower has 12 years in Field

301027552	4f2bc4ca-7d14-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 2.6.		01/14/2019: A CDA report reflecting a value $XXXXXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with over 12 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.52% Years in Field Borrower has 12 years in Field

301027551	cc4b168f-3cec-4d11-bf19-bf780af787ae	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Flood Notice is not signed by all applicants.	Flood Notice is not signed by all applicants.		Finding deemed non-material, loan will be graded a B for all agencies.
301027551	2005ce71-5fa7-4074-943c-8a7bd5c4c37d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Missing Initial Escrow Account Disclosure	The Initial Escrow Disclosure is missing.		Finding deemed non-material, loan will be graded a B for all agencies.
301027551	1a81aaf0-ae0e-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The Lender Appraisal Credit in section L of the final Closing Disclosure should be reflected in section B. Provide corrected CD and letter of explanation to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
301027597	ccb95a85-cb02-e911-bc73-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing asset documentation
The AUS guidelines required 2 months' bank statements, 2 months' investor portfolio statements, 2 months' 401K or other retirement account statement, terms and conditions of withdrawal from 401K if Borrower < 59 1/2 years old and verification of the down payment for a purchase.  The loan file is missing 2 months' bank statements for the assets listed on the final application.  Additional conditions may apply.

12/21/2018: Sent rebuttal to XXXXX with XXXX to rescind; see attached email12/20/2018: Please rescind this condition; Fannie mae requirements only 1 month is required; per B3-4.3-03: Retirement Accounts (XX/XX/XXXX) & B3-4.3-01: Stocks, Stock Options, Bonds, and Mutual Funds (XX/XX/XXXX)

12/21/2018: Audit reviewed the DU, and has determined that the DU requirements have been met for assets. Condition rescinded.  12/20/2018: Audit reviewed the Lender Rebuttal, and has determined that FNMA B3-4.2-01 (Verification of Deposits and Assets) requires copies of bank statements or investment portfolio statements. The statements must cover the most recent full two-month period of account activity (60 days, or, if account information is reported on a quarterly basis, the most recent quarter) to verify that a borrower has sufficient funds for closing, down payment, and/or financial reserves. Condition remains.

Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 16.70 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.08% Years in Field Borrower has 28 years in Field

301027597	b590f13d-8b4f-4f6c-961a-6fa66304e1a8	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The Lender Appraisal Credit is reflected in section L of the final Closing Disclosure. The Lender Appraisal Credit should be listed in section B of the CD. Provide corrected CD and LOE to the Borrower		Non-material per SFIG guidance, loan will be graded a B for all agencies
Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 16.70 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.08% Years in Field Borrower has 28 years in Field

301027597	57124f10-dbff-e811-bc73-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file. CU Risk Score 3		12/19/2018: A CDA provided reflecting a value of $XXXXXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 16.70 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.08% Years in Field Borrower has 28 years in Field

301027605	d1649eb5-2805-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The Lender Appraisal Credit in section L of the final Closing Disclosure should be reflected in section B. Provide corrected CD and letter of explanation to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
301027680	bc166f28-3a05-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The Lender Appraisal Credit in section L of the final Closing Disclosure should be reflected in section B. Provide corrected CD and letter of explanation to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
301027680	9116b039-3b05-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		12/26/2018: A CDA provided reflecting a value of $XXXXXX which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
301028818	3e37644a-8912-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	General Compliance Exception	Missing XXXXXXXXX Anti-Predatory Lending disclosure.	01/11/2019: Please see attached XXXXXXX Anti Predatory Disclosure. Please clear the condition
01/11/2019: Audit reviewed evidence of the XXXXXXX Anti-Predatory Lending Database Program certificate of compliance, and has determined that documentation submitted is deemed acceptable. Condition cleared.

FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 707 Years on Job Borrower has 17 years on job DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.53

301029957	ea31122a-f31f-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Executed Personal Tax Returns
Per Appendix Q, Self-employed consumers must provide the following information:  signed, dated individual tax returns, with all applicable tax schedules for the most recent two years;  for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules and year to date profit and loss (P&L) statement and balance sheet.  File is missing signed XXXX Tax Return. A signed XXXX Tax Return is required in order for the loan to be classified as a Qualified Mortgage.
01/28/2019: Please allow the tax transcripts to be used in lieu of the signed return.
01/28/2019: Audit reviewed Tax Transcripts, and has determined that subject meets loan program AUS. The Tax transcript obtained directly from the IRS (prior to Note date) were used in lieu of signed tax returns and are acceptable for the loan to be classified as a Qualified Mortgage. Condition cleared.

FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 761 Years in Field Borrower has 10 years in Field   Disposable Income is higher than guideline minimum : UW Guides require $0 in disposable income, loan qualified with $XXXXX.XX in disposable income

301029957	129f4abc-0320-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The SB2 Affordable housing is missing the name of the government entity accessing the tax. Provided corrected CD and LOE to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 761 Years in Field Borrower has 10 years in Field   Disposable Income is higher than guideline minimum : UW Guides require $0 in disposable income, loan qualified with $XXXXX.XX in disposable income

301040077	f36f7350-900f-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B	B	B	B	Credit	Cash out amount greater than guideline maximum	Client Overlay Exception, Client to Review - Cash out amount of $XXXXXX.XX exceeds the maximum cash out of $XXXXXX allowed by the client.	01/07/2019: Sent an email to investor	01/07/2019: Audit acknowledges the client approved Overlay Guideline exception for Cash Out outside of Overlay Guidelines. Loan will be rated a B.
FICO is higher than guideline minimum UW guidelines require FICO of 680, loan qualifies with FICO of 709 Reserves are higher than guideline minimum UW guidelines require 0 month reserves, loan qualifies with 1.40 month reserves,  No Mortgage Lates UW guidelines require 0x30 lates within the most recent 24 months , loan qualifies with 0x30 lates within the most recent 99 months.

301035928	77f120bc-2618-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Closing Disclosure / CD Not in File	The Initial CD is missing from the loan file. No Cure - Missing document not provided.	01/17/2019: please see attached CD, disclosure history shows the borrower received document
01/17/2019: Audit reviewed initial CD, as well as electronic log (p685) showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.

301037900	3dbe6a15-a919-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)
The SB2 Affordable Housing Recording Fee listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the fee.  Provide corrected CD and LOE to the Borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies
301067021	39bc0edc-bcb9-4e98-8a9e-0f7993f27163	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Points and fees exceed maximum. $XXXXX.XX points and fees exceeds $XXXXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.
1/15/219: Please see attachment
01/17/2019: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.

301067021	c3eff4b1-a516-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The Lender Appraisal Credit reflected in section L of the final Closing Disclosure should be reflected in section B or section J. Provide corrected CD and letter of explanation to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
301070809	f74f7c9a-fe1f-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Loan amount greater than guideline maximum	Lender guidelines allow a maximum loan amount of $XXXXXX, per the loan approval and Note, the subject loan amount is $XXXXXX.	01/29/2019: Sent an email to investor, etc. to rescind.01/28/2019: Please rescind this condition. The High Balance program allows a loan amount up to XXXXXX.
01/30/2019: Audit acknowledges the client approved updated Matrix, loan amount meets guidelines. Condition cleared.  01/29/2019: Exception is pending review from client, as the XXXXX Matrix has NOT been approved by the Client.01/28/2019: Audit reviewed the Lender Rebuttal, and has determined that notification of approval for the "XXXXXX" Matrix maximum loan amount increase has NOT been relayed by the Investor, as of yet. Condition remains.

FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 712 Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XXXXX.XX in disposable income   Years on Job Borrower has 30.75 years on job

301070809	aae678b2-fa1f-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing AUS results	Missing AUS results.	01/29/2019: Sorry, here is the updated one.01/28/2019: Attached please find the AUS Findings
01/29/2019: Audit reviewed updated AUS, and has determined that documentation submitted is deemed acceptable. Condition cleared. 01/28/2019: Audit reviewed AUS, and has determined that said document reflects the incorrect loan amount and CLTV/LTV. When the mortgage loan or borrower information changes and it no longer matches the information used when the loan case file was last underwritten with DU, the lender must update the data and resubmit the loan case file to DU. Condition remains.

FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 712 Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XXXXX.XX in disposable income   Years on Job Borrower has 30.75 years on job

301070809	f61b97a0-fff1-4801-bc52-f99ec9948e1e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided		Finding deemed non-material, loan will be graded a B for all agencies
FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 712 Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XXXXX.XX in disposable income   Years on Job Borrower has 30.75 years on job

301070809	dec17631-632d-43ff-b17b-c4e8cfb5dfd6	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Finance Charge under disclosed (Exceeds $35 variance/threshold) for Rescindable Transactions
The final Closing Disclosure dated reflects the Finance Charge as $XXXXXX.XX vs. actual Finance Charge of $XXXXXX.XX. An under disclosure of $XX.XX which exceeds the $35 allowable tolerance for Rescindable Transactions.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower, re-open rescission if applicable.
02/01/2019: please see attached
02/01/2019: Audit review of Post-Closing CD, copy of check for cure, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification that was provided and documentation is deemed acceptable.

FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 712 Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XXXXX.XX in disposable income   Years on Job Borrower has 30.75 years on job

301068918	4dafd5e0-e718-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 3.		01/16/2019: A CDA report reflecting a value $XXXXXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
301070981	628b634c-b21a-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 2.6.		01/23/2019: A CDA report reflecting a value $XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
Reserves are higher than guideline minimum UW guidelines require 7 months reserves, loan qualifies with 12 months reserves. FICO is higher than guideline minimum UW guidelines require FICO of 680 .loan qualifies with FICO of 776 No Mortgage Lates UW guidelines requires 0x30 late within the most recent 24 months, loan qualifies with 0x30 lates within the most recent 99 months reporting on the credit report.,

301070500	06d2366c-1b20-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing AUS results	Missing AUS results.	01/31/2019: Please see the attached DU Findings.	01/31/2019: Audit reviewed AUS, and has determined that documentation submitted is deemed acceptable. Condition cleared.
Reserves are higher than guideline minimum UW Guides required no reserves, loan qualified with 7.8 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.71% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 744

301070500	8ed2a999-1023-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to Verify Sale of Previous Property
File is missing the final Settlement Statement or Closing Disclosure verifying the departing residence on the final application was paid off and Borrower netted sufficient cash to close and/or reserves.  Estimated Settlement Statement was provided in the loan file.  Additional conditions may apply.
01/31/2019: Please see the attached.
01/31/2019: Audit reviewed true and certified copy of the ALTA Settlement Statement for departure residence, and has determined that evidence of sufficient funds was reflected on said document to verify funds to close. Condition cleared.

Reserves are higher than guideline minimum UW Guides required no reserves, loan qualified with 7.8 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.71% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 744

301070500	7965cc61-b620-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided		Finding deemed non-material, loan will be graded a B for all agencies.
Reserves are higher than guideline minimum UW Guides required no reserves, loan qualified with 7.8 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.71% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 744

301070846	e49619f3-d215-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	B	B	B	B	B	Credit	Failure to obtain Employment Verification	The employment verification provided for co-borrower is incomplete. Missing Employer Contact name, Employer Contact Title, Current Position and Start Date or Time on Job.
01/25/2019: The closer did verify employment directly with the borrower prior to consummation via transfer through the phone tree. Unfortunately, this was not documented completely as necessary, though it can be seen this was done in the file. The attached VOE does show the borrower is still currently active so can we please review for resolution or downgrading of this loan? Thank you.01/23/2019: VOE attached

01/25/2019: Audit reviewed all VOE documentation, as well as the Lender Rebuttal, and has determined that 2 years of Employment history was verified by W2's and current paystub (dated within 30 days of consummation) to meet QM requirements. The minor defect on the pre-close VOE dated within 10 days of consummation was support by the POST closing document submitted. Loan will be rated a B.    01/24/2019: Lender provided verification of employment that is date post-closing, to meet Qualified Mortgage standards, the verification must be obtained prior to the loan closing, exception remains.

FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 773 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.7% Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 13.2 months reserves

301070846	c12df8ba-d415-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third-party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Please provide Fraud Report with OFAC search. Additional conditions may apply.

01/23/2019: The fraud report is now attached. As with previous trades, this finding should be resolved based on the attached report as-is. We maintain that our internal procedures account for any red flags that may be showing within the report that is provided for convenience.
01/24/2019: Lender provided third party fraud tool, exception cleared.
FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 773 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.7% Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 13.2 months reserves

301070846	f7b76c15-c415-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee was not reflected in Section B of the Closing Disclosure despite evidence of a flood cert in the file. The Flood Cert fee should be disclosed in Section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued-OR an attestation that the Flood Cert Fee is included in the origination of the loan.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 773 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.7% Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 13.2 months reserves

301070846	c5a0a8ae-d415-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		01/30/2019: A CDA provided reflecting a value of $XXXXXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 773 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.7% Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 13.2 months reserves

300822569	19fc42db-4484-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Origination Charges - Section A on C.D. exceeds L.E. Fee (0% Variance) - not supported by C.O.C
The Origination Charges in Section A are subject to 0% variance.  LE dated XX/XX/XXXX reflects 1% of Loan Amount (points) of $XXXXwith no resulting COC for any subsequent disclosures.  Final CD reflects 1.48% of Loan Amount (points) of $ XXXX for a variance/refund required of $ $XXXX.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.

07/30/2018: We will refund the $XX. See revised CD. Please clear the condition07/18/2018: The discrepancy is due to the borrower requesting a relock on X/XX/XX which reduced the credit for the rate by $X,XXX.XX (relock fee 0.XXX% x loan amount of $XXX,XXX0). The related lock confirmation and CD were included in the loan file. Please rescind the condition.

07/30/2018: Audit review of revised CD, copy of check for cure, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification that was provided is deemed acceptable. Loan will be rated a 'B'. 07/25/2018:  Audit reviewed rate lock agreement and original loan file.  Final LE reflects cost of $XXXX.   Final CD reflects cost of $XXXX.  Rate lock agreement reflects cost of $XXXX. The tolerance cure of $XX on the final CD is for the increase in the credit report.  A tolerance cure of $XX is required along with a post consummation CD, explanation letter, evidence of delivery and copy of check.  Condition remains.07/18/2018: Audit reviewed loan file, and has determined that the Rate Lock dated XX/XX/XXXX does not include the relock with a final price of $X,XXX. Final price reflected is $X,XXX. Provide Rate Lock with correct pricing. Condition remains.

300822569	1e8190a6-4584-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Information required for CD 'Calculating Cash To Close' section not completed, or completed in error
The information in the Calculating Cash To Close section of the final Closing Disclosure indicates the  Loan Estimate figure as $ XXXX.  The most recent Loan Estimate dated XX/XX/XXXX indicates and amount of $XXXX.  Provide re-disclosed CD and letter of explanation.
Non-material per SFIG guidance, loan will be graded a B for all agencies
300822569	3085d041-d883-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Missing review appraisal.		07/11/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300895530	a118ef54-85c2-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Employment Verification	An employment verification within 30 days of note date as required per Appendix Q for loan to be deemed a Qualified Mortgage was not provided for borrower.
12/14/2018: Attached please find the pay stub dated X/X/XX that documents verification of employment within 30 days. The loan closed XX/XX/XXXX: Please escalate to management if needed to clear thank you.11/20/2018: XXX 11/15/2018: Lender talked to Investor requesting this be rescinded.

12/14/2018: Audit reviewed pay stub, as well as consulted with Management, and has determined that said document verifies employment within 30 days of close. Documentation is deemed acceptable. Condition cleared. 12/06/2018: Audit reviewed the Lender Rebuttal, and has determined that the subject loan does not contain any documents dated within 30 days of close that could be used to evidence ongoing employment. Escalated to Client for further review and direction. Condition remains.  11/21/2018: Lender provided a business search; however, it was not dated within 120 days prior to the Note date.  Exception remains.11/15/2018: Audit reviewed the Lender Rebuttal, and has determined that per XXXX, the lender must verify the existence of the borrower's business within 120 calendar days prior to the note date (1) from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; OR (2) by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance.The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. Condition remains.

Years in Field Borrower has 13.92 years Self Employed DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of  14.45% FICO is higher than guideline minimum UW Guides require FICO of 700 loan qualified with FICO of 761

300895530	0b039fb5-aeea-4461-b64e-2bbda6d4edb9	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		Finding deemed non-material, loan will be graded a B for all agencies
Years in Field Borrower has 13.92 years Self Employed DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of  14.45% FICO is higher than guideline minimum UW Guides require FICO of 700 loan qualified with FICO of 761

300884484	d2ef71da-a0b6-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Insufficient asset documentation in file - assets do not cover closing costs	Verified assets of $XXX,XXX less cash to close $XXX,XXX.X results in $X,XXX.XX shortage of funds to close.	09/17/2018: Please see documents for gift and clear.	09/17/2018: Audit reviewed all assets, and has determined that evidence of sufficient assets was provided per AUS requirements. Condition cleared.
Years in Primary Residence Borrower has resided in departure residence for 11.42 years. Years on Job Borrower has 15 years on job FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 746

300884484	c9cb5649-99b6-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing HUD from sale of other property owned	Final Hud-1 from departing residence on the final application evidencing liens paid. Additional conditions may apply.	09/17/2018: Please see sales contract and clear.
09/17/2018: Audit reviewed executed Purchase Agreement for the borrower's current principal residence that is pending sale, and has determined that XXXX does not require the current principal residence's PITIA to be used in qualifying the borrower as long as the following documentation is provided: the executed sales contract for the current residence, and confirmation that any financing contingencies have been cleared. Condition cleared.

Years in Primary Residence Borrower has resided in departure residence for 11.42 years. Years on Job Borrower has 15 years on job FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 746

300884484	596f9023-9fb6-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert fee was not reflected in section B of the Closing Disclosure despite evidence of a Flood Cert in the file. The review fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided
Non-material per SFIG guidance, loan will be graded a B for all agencies
Years in Primary Residence Borrower has resided in departure residence for 11.42 years. Years on Job Borrower has 15 years on job FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 746

300884484	e0623527-8ab6-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Missing Review Appraisal		09/18/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
Years in Primary Residence Borrower has resided in departure residence for 11.42 years. Years on Job Borrower has 15 years on job FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 746

300914927	e6ec24ff-5bca-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report in the file. The Credit Report Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
300911685	12ef95f5-62b9-489b-a128-f799c38e5052	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure. If the lender is not affiliated with any other businesses, please provide an attestation stating such.		Finding deemed non-material, loan will be graded a B for all agencies.
300911685	77c1adf6-f6cc-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	Title-Owner's Title Insurance premium in section H of the final closing disclosure is missing "optional". Provide re-disclosed CD and letter of explanation.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
300911502	fc6ba0c9-90d0-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		Non-material per SFIG guidance, loan will be graded a B for all agencies
300911502	971ae2bb-442c-4528-92f0-fcb88ef3fda2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	Missing FACTA-Notice to Home Loan Applicant & Consumer Score Disclosure.		Non-material per SFIG guidance, loan will be graded a B for all agencies
300911502	f4b3dae7-71e9-4992-9720-d514c1c18a5e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The final Closing Disclosure reflects charges for Closing Coordination, Document Preparation and Title - Courier Fee in Section B. The borrower selected their own service provider. Those fees should be reflected in section C.  Provide corrected CD and LOE to the Borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies
300911502	40fb92da-77d0-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.	10/19/2018: Appraisal review	10/22/2018: Lender provided CDA reflecting a 0.00% variance. Exception cleared.
300922738	2cb36101-a80d-40aa-b639-e19fa94cac05	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		Finding deemed non-material, loan will be graded a B for all agencies
300922738	5546f368-fa53-414c-8231-c6c8dac42152	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Certification Fee was not listed in section B of the final Closing Disclosure. All loan costs associated with the transaction must be listed in a table under the heading of "loan costs". The table shall contain the items and amounts listed under four subheadings, described in paragraph (f)(i) through (5).  Please provide a LOE and confirmation to borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
300922738	866af52d-5dd1-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error
The Residential Service Contract/Home Warranty Fee reflected in section H of the final Closing Disclosure should be reflected as "Optional" in section H.  Provide corrected CD and letter of explanation to the Borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
300922738	c4148c6d-5cd1-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in the loan file. CU score is 3.0		10/17/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300929095	843c45cb-50dd-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure. If the lender is not affiliated with any other businesses, please provide an attestation stating such.		Finding deemed non-material, loan will be graded a B for all agencies.
300935473	4fbebc3f-08dd-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		11/6/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300918050	edaae293-50dc-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to Obtain Second Lien Note	Missing Second lien Note.	11/05/2018: Please see attachment11/02/2018: Please see attachemnt
11/05/2018: Audit reviewed executed copy of the Second Lien Note, and has determined that documentation submitted is deemed acceptable. Condition cleared. 11/02/2018: Audit reviewed recorded Second lien Mortgage, and has determined that the Second Lien NOTE is required with all terms of the loan. Condition remains.

No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; Credit report verifies 99 months payment history with no late payments reported FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 741 Years on Job Borrower has 17 years on job

300918050	ed9a3fd9-d957-44b3-97bb-9318f16d0849	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Closing Disclosure / CD Not in File	The CD executed at closing is missing from the loan file. No Cure - Missing document not provided.	11/02/2018: Please see attachment	11/02/2018: Audit reviewed executed Final CD at consummation, and has determined that documentation submitted is deemed acceptable. Condition cleared.
No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; Credit report verifies 99 months payment history with no late payments reported FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 741 Years on Job Borrower has 17 years on job

300928809	1f8d1ed3-6c13-41c2-b688-bce448bc78c8	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX does not reflect a Flood Cert Fee with no resulting CoC for any subsequent disclosures. The final CD reflects a Flood Cert Fee of $X.XX resulting in a $X.XX refund due for cure.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
11/14/2018: The flood cert fee was paid by the lender and should have been shown in the Paid By Others column on the CD. See revised CD and final disbursement ledger.
11/14/2018: Audit review of the Post Funding CD, as well as ALTA Settlement Statement, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification that were provided are deemed acceptable. Loan will be rated a 'B'.

300932310	1bb84524-91e3-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in the loan file. CU Risk Score is 3.		11/16/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300998364	7deb2b06-8ee3-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The Lender Appraisal Credit in section L of the final Closing Disclosure should be reflected in section B. Provide corrected CD and letter of explanation to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
300935553	06c46ba5-98b7-4b4e-9d32-6e652b0c5543	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX does not reflect a Flood Cert fee with no resulting CoC for any subsequent disclosures.  The Post Closing CD reflects a Flood Cert fee of $X.XX resulting in a $X.XX refund due for cure.  Corrected CD and letter of explanation was provided in the loan file.  Provide evidence of Refund and proof of delivery to the Borrower.
01/14/2019: Please see attachment
01/14/2019: Audit review of the Post Funding CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes that were provided are deemed acceptable. Loan will be rated a 'B'.

300935553	89bb597e-8a13-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The Lender Appraisal Credit in section L of the final Closing Disclosure should be reflected in section B. Provide corrected CD and letter of explanation to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
300935553	d2994c74-8a13-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 3.	01/23/2019: CDA	01/23/2019: A CDA report reflecting a value $XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
300995029	fe6ff72c-91e3-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The Lender Appraisal Credit in section L of the final Closing Disclosure should be in section B. Provide corrected CD and letter of explanation to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
301003877	9ff1215e-c50a-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing Documentation
Appraisal reflects the following issues:  Roof leak in bedroom ceiling. Appraiser did not address if the source of this leak was corrected and/or does not affect the soundness, safety or structural integrity of subject property.  Additional conditions may apply.
															01/04/2019: Please rescind this condition as this information was on the appraisal uploaded with the original file on Page one under "Describe the condition of the property"	01/04/2019: Audit re-analyzed the Appraisal, and has determined that said document states no impact to livability/soundness/structure. Condition rescinded.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of  32.15% FICO is higher than guideline minimum UW Guides require FICO of 680  loan qualified with FICO of 797 Years on Job Borrower has 30 years on job

301003877	c1b09c55-da0a-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing asset documentation
Lender's guidelines require 2 months' bank statements, 2 months' investor portfolio statements, 2 months' 401K or other retirement account statements, terms and conditions of withdrawal from 401K if Borrower < 59 1/2 years old and  verification of the down payment for a purchase.  The loan file is missing Terms and conditions for withdrawal from thrift savings plan.
01/04/2019: Please clear this condition based on the attached terms and withdrawal.
01/04/2019: Audit reviewed Thrift Saving Plan (TSP) terms, and has determined that documentation submitted is deemed acceptable. Said document reflects conditions under which the funds may be withdrawn or borrowed. Condition cleared.

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of  32.15% FICO is higher than guideline minimum UW Guides require FICO of 680  loan qualified with FICO of 797 Years on Job Borrower has 30 years on job

301003877	0fa284c7-e10a-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Title - Attorney Document Preparation fee in section B of the final Closing Disclosure is missing the name of the service provider. No Cure		Non-material per SFIG guidance, loan will be graded a B for all agencies.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of  32.15% FICO is higher than guideline minimum UW Guides require FICO of 680  loan qualified with FICO of 797 Years on Job Borrower has 30 years on job

301003877	28387350-ec28-4348-88bc-88d40bdccdbe	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)
The title fees are reflected in section C of the final Closing Disclosure. The borrower selected a service provider from the WLSP for title services.  The title fees should be listed in section B of the CD.  No Cure.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of  32.15% FICO is higher than guideline minimum UW Guides require FICO of 680  loan qualified with FICO of 797 Years on Job Borrower has 30 years on job

301003877	cf7ad594-e10a-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The Lender Appraisal Credit in section L of the final Closing Disclosure should be reflected in section B. Provide corrected CD and letter of explanation to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of  32.15% FICO is higher than guideline minimum UW Guides require FICO of 680  loan qualified with FICO of 797 Years on Job Borrower has 30 years on job

301003890	2dd0e28e-d1a5-46da-8655-b8c5813b363f	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		Finding deemed non-material, loan will be graded a B for all agencies
301003890	d727384c-5ad2-44e1-b029-2abe4f061c0f	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file. The Flood Cert Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
A post closing CD dated XXXX/XXXX reflect a flood cert fee in section B. Non-material per SFIG guidance, loan will be graded a B for all agencies
301003890	cee811c8-d3f4-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file. CU Risk Score 3.1		12/04/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
301010980	e0079868-8b0d-4261-9cba-27e20e58cf08	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee was not reflected in Section B despite evidence of a Flood Cert in the file.  The Flood Cert Fee should disclosed in Section B of the closing disclosure or an attestation the no fee was allocated to the loan transaction must be provided
11/19/18: This finding is deemed non-material with a final grade of a “B”.
301027568	b9984e3d-2a0d-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Failure to obtain 3rd party verification of employment
Verification of the borrower’s business must be obtained within 30 calendar days prior to the note date via the following a third party verification, such as a CPA letter, VOE with the CPA or regulatory agency/applicable licensing bureau.  The license in the loan file is over 30 days old.  Additional conditions may apply.
															01/04/2019: Please rescind this condition. The only income used to qualify is coming from Capital gains. The schedule C is a loss.	01/04/2019: Audit reviewed the Lender Rebuttal, and has determined that a VOE for businesses where income was not used to qualify including negative income is not required. Condition rescinded.
FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 732 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 16.49% CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 69%

301027568	d8cbce87-1a0d-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing Documentation	Missing supporting evidence mortgage item #12 on DU was paid in full, matched to a property and/or awarded to XXXXXXX. Additional conditions may apply	01/04/2019: Please rescind this condition; Page 13 of the XXXXXXXXXXXXXXX already provided in the initial upload reflects the XXXXXXX is obligated to pay this debt.
01/04/2019: Audit re-analyzed the loan file, and has determined that sufficient evidence was provided within the original loan file via Credit Report (p91), XXXXXXXXXXXX (p168-loan details) and XXXXXXXXXXXXXXX (p911) to verify mortgage item #12 is the responsibility of the XXXXXXXXXX. Said documents link together for property verification. Condition rescinded.

FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 732 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 16.49% CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 69%

301027568	0236d25b-330d-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing income documentation
Per Appendix Q, Self-employed consumers must provide the following information:  signed, dated individual tax returns, with all applicable tax schedules for the most recent two years;  for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules and year to date profit and loss (P&L) statement and balance sheet.  Capital Gains income per Appendix Q states  the Creditor must document anticipated continuation of income through verified assets. The file is missing this evidence of continuance via verified assets for capital gains.

01/09/2019: Please rescind this condition. The capital gains are from the sale of real estate. Attached please find supporting documentation of the value of his properties per his application that would be sufficient equity for future capital gains.The loss of that rental income would not affect his overall income

01/09/2019: Audit concurs with the Lender Rebuttal, and has determined that sufficient evidence of equity for future Capital Gains was provided within the loan file to meet XX requirements. Per XX, Creditor must document anticipated continuation of income through verified assets. A creditor can consider the capital gains for an individual who purchases old houses, remodels them, and sells them for profit. Condition rescinded.

FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 732 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 16.49% CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 69%

301027568	818cfb2e-1a0d-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing Verification of Mortgage	Missing verification of mortgage payment history for property # 1 on final application. Additional conditions may apply.	01/04/2019: Please rescind this condition; The mtg statement and credit supplement was included in the initial upload.
01/04/2019: Audit reviewed the Lender Rebuttal, and has determined that the Mortgage Statement (p148) and Credit Supplement (p222) were both located within the loan file for REO #1 listed on final 1003. Documentation is deemed acceptable. Condition rescinded.

FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 732 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 16.49% CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 69%

301027568	18ec3ac1-320d-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Inconsistent Documentation
Subject loan was submitted as owner occupied. Documentation in file reflects subject may be a rental.  The XXXX schedule E reflects rental income since mid year as a in service date, HOI Insurance reflects subject as a rental policy  and current documents provided are not consistent for subject address a the mailing address. Additional conditions may apply.

01/14/2019: Please clear this condition; The correct HOI policy is attached;01/04/2019: Please rescind this condition; The following documents all support the Borrower is occupying the property as a primary residence; XXX Tax returns reflect the subject property as the Borrowers mailing address. All HOI policies for the REO's reflect the Borrowers mailing address as the subject property and the appraisal reflects owner occupied.

01/14/2019: Audit reviewed corrected Homeowner's Declaration page, and has determined that said document no longer reflects as "Business Insurance". Policy type is for "Personal Lines-property". Condition cleared.  01/04/2019: Audit reviewed the Lender Rebuttal, and has determined that verification of possession is required due to subject being a primary residence.  Provide an updated Hazard Insurance Declaration page removing "rental" as property description and "businessowners" as policy type coverage. Condition remains.

FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 732 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 16.49% CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 69%

301027568	ce89b158-340d-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B	B	B	B	Credit	Cash Out Amount Exceeds Guideline Maximum	Client Overlay Exception, Client to Review - Cash out amount of $XXXXXX.XX exceeds the maximum cash out of $XXXXXX allowed by the client.	01/04/2019: Please rescind this condition; This is a XXXXXXXXXXXXX High Balance loan and there isn't a maximum cash out.
01/07/2019: Audit acknowledges the client approved Overlay Guideline exception for Cash Out outside of Overlay Guidelines. Loan will be rated a B.01/04/2019: Audit reviewed the Lender Rebuttal, and has determined that this is a CLIENT Overlay. Per Client Overlays on HB loans, maximum cash out is $XXX,XXX.XX. Condition remains.

FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 732 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 16.49% CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 69%

301027568	2a3195fe-310d-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The  Lender Appraisal Credit is reflected in section H of the final Closing Disclosure.   The Lender Appraisal Credit should be listed in section B of the CD.  Provide corrected CD and letter of explanation to the Borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies
FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 732 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 16.49% CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 69%

301027568	b3d93e57-4110-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Missing CDA Report.		01/04/2019: A CDA report reflecting a value $XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 732 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 16.49% CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 69%

301014019	8b72a6e4-64fd-e811-bc73-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing mortgage/deed of trust	Mortgage is not dated by the notary.	12/21/2018: please see attached recorded SI that includes the date	12/27/2018: Received recorded mortgage which includes notary signature and date. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with  32.60 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.80% Years in Field Borrower has 6 years in Field

301014019	17cf4a38-63fd-e811-bc73-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	General Compliance Exception	The LE dated XX/XX/XXXX reflects Estimated Cash to Close of $XX,XXX vs. the final CD reflects Estimated Cash to Close of $XX,XXX. Provided re-disclosed CD and LOE to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies
Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with  32.60 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.80% Years in Field Borrower has 6 years in Field

301014019	d5c925ef-d01c-4409-9f72-60a81929d328	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Lender Appraisal credit reflected in section L of the final Closing Disclosure should be reflected in section B in the Lender Paid column. Provide corrected CD and letter of explanation to borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies
Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with  32.60 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.80% Years in Field Borrower has 6 years in Field

301014019	f9a262e0-62fd-e811-bc73-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The Home Warranty fee in section H of the final Closing Disclosure is missing the name of the service provider. Provide corrected CD and LOE to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies
Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with  32.60 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.80% Years in Field Borrower has 6 years in Field

301015801	4d598d93-eefe-e811-bc73-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The UWM Investor Appraisal Credit in section H of the final Closing Disclosure belongs in section B. Provided corrected CD and LOE to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies
301016444	86e49c91-9804-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Lease agreement
Missing current lease agreement for REO #2 reflected on the final application in which lender used rental income to qualify. Evidence of rental income and lease is necessary for the loan to be classified as a Qualified Mortgage. Additional conditions may apply.

12/24/18 Please see the closing disclosure on our property showing the XXXXX loan was paid off for this property. The taxes and insurance were included in the debts so therefore a lease is not required as we did not use any rental income.

12/28/2018:  Audit reviewed Lender’s rebuttal and original loan file.  Evidence mortgage was paid off provided.  Per Lender’s request, removed P&I and rental income.  Taxes and insurance included in ratio.  Recalculated DTI 39.69%.  Condition cleared.

Reserves are higher than guideline minimum UW Guides require 14.05 months reserves, loan qualified with 19.60 months reserves Years Self Employed Borrower has 9 years Self Employed No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 99 months payment history with no late payments reported

301016444	a6461d83-1f05-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	General Compliance Exception	The final Closing Disclosure charged $XX for the credit report and the actual charge was $XX.XX. Provided corrected CD and LOE to the borrower.		A Post Close CD reflected the additional charge paid by the lender. The loan will be rated a B for all agencies.
Reserves are higher than guideline minimum UW Guides require 14.05 months reserves, loan qualified with 19.60 months reserves Years Self Employed Borrower has 9 years Self Employed No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 99 months payment history with no late payments reported

301016444	53adcd93-349e-4574-9a4f-dcc65111db1c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Missing Affiliated Business Disclosure	Affiliated Business Disclosure for the lender was not provided.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
Reserves are higher than guideline minimum UW Guides require 14.05 months reserves, loan qualified with 19.60 months reserves Years Self Employed Borrower has 9 years Self Employed No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 99 months payment history with no late payments reported

301016444	f3fb1e43-c971-405f-93e1-d158cd855176	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file.  The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
A Post Close CD reflected the flood cert fee paid by lender. The loan will be rated a B for all agencies.
Reserves are higher than guideline minimum UW Guides require 14.05 months reserves, loan qualified with 19.60 months reserves Years Self Employed Borrower has 9 years Self Employed No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 99 months payment history with no late payments reported

301016444	532b8069-9804-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error
The Lender Appraisal Credit is reflected in section L of the final Closing Disclosure. The Lender Appraisal Credit should be listed in section B of the CD. Provide corrected CD and letter of explanation to the Borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
Reserves are higher than guideline minimum UW Guides require 14.05 months reserves, loan qualified with 19.60 months reserves Years Self Employed Borrower has 9 years Self Employed No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 99 months payment history with no late payments reported

301016888	e02dc95c-0308-4a2b-8d5a-e52597aef939	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee was not reflected in Section B despite evidence of a Flood Cert in the file.  The Flood Cert Fee should disclosed in Section B of the closing disclosure or an attestation the no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies
301016888	4aa13eab-3df7-e811-bc73-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The Lender Appraisal Credit in section H of the final Closing Disclosure should be reflected in section B. Provided corrected CD and LOE to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies
301016888	829b9f38-3df7-e811-bc73-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file. CU Risk Score 5.0		12/05/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
301025395	7f46af09-7f3b-45af-a3f5-9cc5c106fbd2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure for both Broker and Lender.		Finding deemed non-material, loan will be graded a B for all agencies
301025395	9e2902d1-2d02-e911-bc73-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file. CU Risk Score 2.8		12/19/2018: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
301026623	b3cf16ff-fc14-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The Lender Appraisal Credit is in section L of the final Closing Disclosure and belongs in section B. Provide corrected CD and LOE to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies
301035220	dac0ddf5-f8df-484d-b268-7bcf076fde1c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure. If the lender is not affiliated with any other businesses, please provide an attestation stating such.		Finding deemed non-material, loan will be graded a B for all agencies.
301035220	aba1ae23-f46d-445f-89e2-d21bb1e5b0ed	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The MERS Recording Fee reflected in section B should be listed in section A. Provide corrected CD and letter of explanation to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
301035220	879397b5-a320-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 2.9.		01/30/2019: A CDA report reflecting a value $XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
301035219	ea74b515-1c15-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B	B	B	B	Credit	Missing income documentation
Per AUS item #15, the Borrower's secondary employment income must be documented a paystub and W-2s that cover the most recent two-year period or a fully completed standard Verification of Employment (1005).  The loan file contains W-2s that cover the most recent two-year period.  Copies of the Borrower's paystub for the secondary employment were not provided in the loan file.
															01/15/2019: Please clear this condition; The paystub is attached;	01/15/2019: Audit acknowledges the client approved guideline exception for PAYSTUB outside of guidelines. Loan will be rated a B.
FICO is higher than guideline minimum Lender quidelines required a FICO of 700, loan qualified with a FICO of 783 Reserves are higher than guideline minimum Lender Guidelines did not require reserves, loan qualified with 45.3 months reserves. No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 40 months payment history with no late payments reported

301035219	3a058cc8-1a15-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report in the file.  The Credit Report fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
FICO is higher than guideline minimum Lender quidelines required a FICO of 700, loan qualified with a FICO of 783 Reserves are higher than guideline minimum Lender Guidelines did not require reserves, loan qualified with 45.3 months reserves. No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 40 months payment history with no late payments reported

301035219	c479ed0b-e015-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The Lender Appraisal Credit in section L of the final Closing Disclosure should be reflected in section B. Provide corrected CD and letter of explanation to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
FICO is higher than guideline minimum Lender quidelines required a FICO of 700, loan qualified with a FICO of 783 Reserves are higher than guideline minimum Lender Guidelines did not require reserves, loan qualified with 45.3 months reserves. No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 40 months payment history with no late payments reported

301037812	93afb0cf-a71f-43e7-b888-d32f241cb95b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure. If the lender is not affiliated with any other businesses, please provide an attestation stating such.		Finding deemed non-material, loan will be graded a B for all agencies.
301037812	7aec3952-5cbe-42c0-8812-a014192ffc34	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	CD Document does not match actual calculated values for Estimated Escrow
The final Closing Disclosure does not match actual calculated values for Estimated Escrow in the Projected Payments section. The borrower is escrowing for taxes & insurance and the calculated escrow payment should be $X,XX.XX.  Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.
01/22/2019: please see attached revised CD with lox and evidence of delivery
01/22/2019: Audit review of the Post Funding CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment via e-mail for evidentiary purposes that were provided are deemed acceptable. Loan will be rated a 'B'.

301037812	0bbdd726-1d36-4977-9176-826e96648cf3	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	CD Document does not match actual calculated values for Estimated Total Monthly Payment
The final Closing Disclosure does not match actual calculated values for Estimated Total Monthly Payment.  The CD shows the payment amount as $X,XXX.XX, the calculated payment amount is $X,XXX.XX.  The lender used the incorrect amount of $XXX.XX for the taxes vs. the actual amount of $XXX.XX.  Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.
01/22/2019: please see attached revised CD with lox and evidence of delivery
01/22/2019: Audit review of the Post Funding CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment via e-mail for evidentiary purposes that were provided are deemed acceptable. Loan will be rated a 'B'.

301037812	32573993-8b2f-45b6-8662-2e687565b9b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $X,XX.XX a month vs. the calculated value of $X,XX.XX a month.  The lender used the incorrect amount of $XX.XX for the taxes vs. the actual amount of $XXX.XX.  (IN ESCROW)  Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable..
01/22/2019: please see attached revised CD with lox and evidence of delivery
01/22/2019: Audit review of the Post Funding CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment via e-mail for evidentiary purposes that were provided are deemed acceptable. Loan will be rated a 'B'.

301037812	0d3be01f-1d09-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is missing.		12/28/2018: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
301065968	a0a56ea6-0ca8-4775-8db4-8c85e3ec17f5	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure. If the lender is not affiliated with any other businesses, please provide an attestation stating such.		Finding deemed non-material, loan will be graded a B for all agencies.
301065968	45cb523e-d520-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in the loan file. CU Risk Score is 2.6.		01/31/2019: A CDA report reflecting a value $XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
301040359	b499d6c3-3734-4b45-b7a4-5bc4b8e04ebe	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure. If the lender is not affiliated with any other businesses, please provide an attestation stating such.		Finding Deemed Non Material and will be graded a B for all agencies.
301040359	2fe290e8-39e7-4b66-9ed6-4882d26e012f	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	CD Document does not match actual calculated values for Estimated Escrow
The final Closing Disclosure does not match actual calculated values for Estimated Escrow in the Projected Payments section.  The borrower is escrowing for taxes/insurance/HOA and the calculated escrow payment should be $XXXX.XX. No Cure.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
301040359	6f619b13-d905-4ee1-b252-e72e09eb2cb4	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XXXX.XX a month vs. the calculated value of $XXXX.XX a month.  The lender used the incorrect amount of HOA vs. the actual amount of $XX.XX.  (NOT IN ESCROW) Provide re-disclosed CD and letter of explanation.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
301040359	2da2c0a7-8013-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The final Closing Disclosure reflects Appraisal Fee Reimburse in Section H versus Section B.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
301069634	7e35119f-a51d-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Funding Fee and Title - Attorney Document Preparation Fee in section B of the final Closing Disclosure is missing the name of the service provider. Provide corrected CD and letter of explanation to the Borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
301069634	afbac190-931d-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 4.6.		01/23/2019: A CDA report reflecting a value $X,XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
301070495	86404adf-2b23-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B	B	B	B	Credit	Missing income documentation
The Co-Borrower's income is required to be documented with a paystub within 30 days of initial loan application.  The loan file contains a paystub greater than 30 days from initial loan application. Copy of the Co-Borrower's current paystub is required to fulfill guidelines and QM requirements.
															01/31/2019: Please rescind this as we have a variance to allow 4 months prior to the application vs. 30 days.	01/31/2019: Audit acknowledges the client approved guideline exception for PAYSTUBS outside of guidelines. Loan will be rated a B.	Years on Job CoBorrower employed same job 13 years FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 706 Years on Job Borrower employed same job 24 years
301070495	a0fef740-c124-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Missing CDA		01/30/2019: A CDA report reflecting a value $X,XXX,XXX.XX, which is a -X-X% variance, was provided. Variance within acceptable tolerance. Condition Cleared.	Years on Job CoBorrower employed same job 13 years FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 706 Years on Job Borrower employed same job 24 years
301067765	44e2d91a-4a1f-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The LE dated XX/XX/XXXX reflects Estimated Cash to Close of XXX,XXX vs. the final CD reflects Estimated Cash to Close of $XX,XXX. Provided corrected CD and LOE to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies
301067765	645cfd64-241f-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report is missing from the loan file with a collateral risk score of 5.		01/24/2019: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300856363	dedda826-7281-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing appraisal	The Lender's guidelines require all loans have a desk review. Desk review missing from file.		07/11/2018: Audit reviewed the Case Detailed Information, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.29% Reserves are higher than guideline minimum UW Guides require 30 months reserves, loan qualified with 137.6 months reserves FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 783

300856363	6fbeea0d-6b81-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B	B	B	B	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings.  Please provide Fraud Report with OFAC search. Additional conditions may apply.
07/17/2018: Audit reviewed Fraud tool provided post consummation and all red flags are cleared. Loan will be rated a B.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.29% Reserves are higher than guideline minimum UW Guides require 30 months reserves, loan qualified with 137.6 months reserves FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 783

300856363	2d7cf5e7-5b81-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee and Flood Cert Fee were not reflected in section B of the CD despite evidence of a credit report and flood cert in the file.  The Credit Report Fee and Flood Cert Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided. Provide corrected CD and LOE to the Borrower.
This finding has been deemed non-material and will be rated as a B.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.29% Reserves are higher than guideline minimum UW Guides require 30 months reserves, loan qualified with 137.6 months reserves FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 783

300856363	35a2dced-6b81-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	The required third party valuation tool is missing from the loan file.
07/16/2018: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.07/11/2018: A CDA Report is required reflecting the Investors name. Condition remains.

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.29% Reserves are higher than guideline minimum UW Guides require 30 months reserves, loan qualified with 137.6 months reserves FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 783

301070841	12798410-e115-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Please provide Fraud Report with OFAC search. Additional conditions may apply.

01/23/2019: The fraud report is now attached. As with previous trades, this finding should be resolved based on the attached report as-is. We maintain that our internal procedures account for any red flags that may be showing within the report that is provided for convenience.
																01/24/2019: Lender provided third party fraud report, exception cleared.	Years on Job Borrower has 29 years on job Years in Field Borrower has 40 years in Field CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 14.31%
301070841	610b5ac7-d9bb-400c-9dd5-70e58332f46e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	A	A	A	Compliance	Missing Right To Cancel Form	Right to Cancel form is missing from the file.	01/24/2109: The final, executed copy of the NRTC is now attached.	01/24/2019: After review of lender rebuttal and loan file, exception rescinded.	Years on Job Borrower has 29 years on job Years in Field Borrower has 40 years in Field CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 14.31%
301070841	49a79335-3f7b-4295-bd56-844279947b83	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee and Flood Cert Fee were not reflected in section B of the Closing Disclosure despite evidence of a credit report and a flood cert in the file.  The Credit Report Fee and Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided
																Non-material per SFIG guidance, loan will be graded a B for all agencies.	Years on Job Borrower has 29 years on job Years in Field Borrower has 40 years in Field CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 14.31%
301070841	1951797e-e215-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	A	A	A	Compliance	Missing Closing Disclosure / CD Not in File	The CD is missing from the loan file. No Cure - Missing document not provided.	01/24/2109: The CD is now provided.	01/24/2019: After review of lender rebuttal and loan file, exception rescinded.	Years on Job Borrower has 29 years on job Years in Field Borrower has 40 years in Field CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 14.31%
301070841	151b4f04-e115-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		01/30/2019: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	Years on Job Borrower has 29 years on job Years in Field Borrower has 40 years in Field CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 14.31%
301012107	d357000b-7f04-e911-bc73-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		12/24/2018: A CDA provided reflecting a value of $X,XXXX,XXX which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300890552	e191a5b7-4cce-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	Final Closing Disclosure reflects $XXXXXX.XX cash to close on pg 1 and $XXXX.XX cash to borrower on pg 3. Provide re-disclosed CD and letter of explanation.		Non-material per SFIG guidance, loan will be graded a B for all agencies
Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with  65.60 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 773 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.36%

300890552	27d7b976-bbcc-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	CDA Report not provided in file with a collateral risk score of 4.1.		10/22/2018: A CDA provided reflecting a value of $X,XXX,XXX which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with  65.60 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 773 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.36%

300994370	6c7c3bfe-2ce8-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain 3rd party verification of employment
Verification of the Co-Borrower's businesses must be obtained within 30 calendar days prior to the note date via the following a third party verification, such as a CPA letter, VOE with the CPA or regulatory agency/applicable licensing bureau.

12/18/2018:  Received 3rd party verification of co-borrower's Schedule C employment within 10 days of note date.  Condition cleared.12/05/2018: Audit reviewed VOE for Schedule C (HR Consulting), and has determine that guidelines require that self-employment must be verified through a third-party source. (1)Third party verification can be from a CPA, regulatory agency or applicable licensing bureau. A borrower’s website is not acceptable third party source. (2) Listing and address of the borrower’s business (3)Name and title of person completing the verification and date of verification. Missing requirement 1 and 2 to meet guidelines. Condition remains.    12/4/2018:  Audit reviewed document provided.  Co-borrower has 2 Schedule C businesses.  The VOB provided is for the 2nd business (Amazon Sales) and is not dated.  However, it is not required since income is negative and deducted from total income.  Missing third party verification of co-borrower’s 1st Schedule C business (HR Consultant).  Condition remains.11/19/2018:  Received explanation letter for co-borrower’s second business.  Third party verification of this business is not required since negative income was deducted.  However, third party verification for co-borrower’s Schedule C business (HR Consultant) was not provided.  Lender’s approval, page 309, and Lender’s guidelines require verification of self-employment within 30 days of closing.  Verification of employment within 30 days is also a QM requirement.  Condition remains.  11/19/2018:  Received verification of business for borrower's second job.  Verification of co-borrower's business not provided.  Condition remains.

Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 20.90 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 743 Years Self Employed Borrower has 5 years Self Employed

300994370	bc72d123-2fe8-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third party fraud report. Guidelines require an industry standard fraud report be provided with the closed loan file along with any supporting document based on fraud report findings. Additional conditions may apply.
11/19/2018: Lender provided a copy of the third-party fraud report. No outstanding issues noted. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 20.90 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 743 Years Self Employed Borrower has 5 years Self Employed

300994370	be42f9a8-2de8-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Missing Closing Disclosure / CD Not in File	The final Closing Disclosure in the loan file is incomplete and cannot be considered a complete CD. Provide a complete consummation CD and LOE to the borrower.		A Post Close CD was provided and used for data entry. The loan will be graded a B for all agencies.
Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 20.90 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 743 Years Self Employed Borrower has 5 years Self Employed

300994370	9d32b202-2ee8-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The Title - Owner's Policy paid by Seller Credit in section L on the final CD should be in section H. Provided corrected CD and LOE to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 20.90 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 743 Years Self Employed Borrower has 5 years Self Employed

300994370	1950b43f-2ee8-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		11/20/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 20.90 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 743 Years Self Employed Borrower has 5 years Self Employed

301017538	fa361db8-b712-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error
The Home Warranty fee in section H of the final Closing Disclosure is missing the word "Optional."  A $XX Fee was paid by the borrower which is not on the purchase contract.  Provide corrected CD and LOE to the borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies
Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 22.70  months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.59% FICO is higher than guideline minimum : UW Guides require FICO of 700, loan qualified with FICO of 762

301070837	20b0c715-5017-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)	The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Additional conditions may apply.
01/23/2019: The fraud report is now attached. As with previous trades, this finding should be resolved based on the attached report as-is. We maintain that our internal procedures account for any red flags that may be showing within the report that is provided for convenience.
01/24/2019: Lender provided third party fraud report, exception cleared.
Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 67.1 months reserves FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 799. DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.93%

301070837	c4886571-c265-43ee-8c74-6b548b5dd03a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Missing Affiliated Business Disclosure	Broker Affiliated Business Disclosure not provided.		Finding deemed non-material, loan will be graded a B for all agencies.
Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 67.1 months reserves FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 799. DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.93%

301070837	b1558e36-5017-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	XXXX is missing a detailed list of services which corresponds to the LE for services the borrower is permitted to shop for.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 67.1 months reserves FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 799. DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.93%

301070837	27f1e83f-5017-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file.  The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided. Provide corrected CD and LOE to the Borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 67.1 months reserves FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 799. DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.93%

301070837	ec225348-5017-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Closing Disclosure document error	The final Closing Disclosure does not list a payee name for Title-Recording Services Fee in Section C. Provide corrected CD and LOE to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 67.1 months reserves FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 799. DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.93%

301070837	eabe3c15-5117-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		01/30/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 67.1 months reserves FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 799. DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.93%

300898621	52b176bb-a0b6-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings.  Please provide Fraud Report with OFAC search. Additional conditions may apply.

09/17/2018: The fraud report is now attached. As with previous trades, this finding should be resolved based on the attached report as-is. We maintain that our internal procedures account for any red flags that may be showing within the report that is provided for convenience.
09/18/2018: Lender provided fraud report. Exception cleared.
Years on Job Borrower has 12 years on job Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with  55.50 months reserves FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 808 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.23%

300898621	08598680-c02e-4aa9-a768-5150e3bff9ed	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert fee was not reflected in section B of the final Closing Disclosure despite evidence of a flood cert in the file. The Flood Cert fee should be disclosed in section B of the final Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies
Years on Job Borrower has 12 years on job Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with  55.50 months reserves FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 808 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.23%

300898621	c792d2ea-9fb6-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Review Appraisal Missing.		09/17/2018: A CDA provided reflecting a value of $X,XXX,XXX which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
Years on Job Borrower has 12 years on job Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with  55.50 months reserves FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 808 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.23%

301070834	144fbf61-b917-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Please provide Fraud Report with OFAC search. Additional conditions may apply.

01/23/2019: The fraud report is now attached. As with previous trades, this finding should be resolved based on the attached report as-is. We maintain that our internal procedures account for any red flags that may be showing within the report that is provided for convenience.
01/24/2019: Lender provided third party fraud report, exception cleared.
Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 60.20 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 42.44% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 783

301070834	cc7c2f8c-4cb7-4996-bd7a-0ad3f95d33dc	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Certification fee and Credit Report fee were not reflected in section B of the Final Closing Disclosure despite evidence of a Flood Certificate and Credit Report in the file. Flood Certification fee Report and Credit Report fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies
Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 60.20 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 42.44% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 783

301070834	99b9c4f8-bed3-416a-85c7-79656d6b16aa	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure dated indicates the Estimated Taxes, Insurance and Assessments as $X,XXXX.XX a month vs. the calculated value of $X,XXX.XX a month. The lender did not include the actual amount of $XX.XX for Hazard Insurance (NOT IN ESCROW) Provide re-disclosed CD and letter of explanation.
Non-material per SFIG guidance, loan will be graded a B for all agencies
Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 60.20 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 42.44% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 783

301070834	82a0a038-ba17-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Closing Disclosure document error	The Home Warranty Fee in section H of the final Closing Disclosure is missing the word (optional).		Non-material per SFIG guidance, loan will be graded a B for all agencies
Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 60.20 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 42.44% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 783

301070834	a11b1b78-ba17-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		01/30/2019: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 60.20 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 42.44% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 783

301070832	490ce647-2c16-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)	The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Additional conditions may apply.
01/23/2019: The fraud report is now attached. As with previous trades, this finding should be resolved based on the attached report as-is. We maintain that our internal procedures account for any red flags that may be showing within the report that is provided for convenience.
01/24/2019: Lender provided third party fraud report, exception cleared.
Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 58.30 months reserves FICO is higher than guideline minimum UW Guides require FICO of 720 loan qualified with FICO of 773 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.97%

301070832	c58195b5-5cc5-4cf9-9ac7-17b559866e6a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Certification fee was not reflected in section B of the Closing Disclosure despite evidence of a Flood Certificate in the file. Flood Certification fee Report should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies
Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 58.30 months reserves FICO is higher than guideline minimum UW Guides require FICO of 720 loan qualified with FICO of 773 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.97%

301070832	4799333c-2c16-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		01/30/2019: A CDA provided reflecting a value of $XXXXXXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 58.30 months reserves FICO is higher than guideline minimum UW Guides require FICO of 720 loan qualified with FICO of 773 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.97%

301070830	1ae675b9-3718-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B	B	B	B	Credit	Cash out amount greater than guideline maximum	Client Overlay Exception, Client to Review - Cash out amount of $XXX,XXX.XX exceeds the maximum cash out of $XXX,XXX allowed by the client.
01/24/2019: Can you please provide additional explanation regarding this finding. Per the final CD (attached), the borrower had to bring in $X,XXX.XX to close, I can not find where there is evidence of the borrower receiving $XXX,XXX.XX.

02/04/2019: Audit acknowledges the client approved guideline exception for Cash Out outside of guidelines. Loan will be rated a B.01/24/2019: The Lender requested additional explanation regarding where the evidence of the Borrower receiving $XXX,XXX.XX was located. This evidence is located in Section K of the Final CD. Exception remains.

CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 34.09% FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 798 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 14.97%

301070830	ff477dec-2f18-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Employment Verification
An employment verification for the Co-borrower was not provided. Employment verification in file indicates Co-Borrower is self-employed when tax returns reflect Borrower is sole-proprietor and Co-Borrower is a W-2 wage earner.

01/24/2019: Attached is an updated DU Feedback showing no income being used for the co-borrower, therefore a VOE would not be required. The loan still receives and approval with a DTI of 15.60%. Thanks.
01/24/2019: After review of lender rebuttal and loan file, exception cleared.
CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 34.09% FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 798 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 14.97%

301070830	5c7faeec-3518-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing Documentation	File is missing signed HELOC Closing Letter.
01/24/2019: On the top of page 5 of the attached payoff, it states "PAYING THE AMOUNT ABOVE ON OR BEFORE THE EXPIRATION DATE WILL CLOSE YOUR HOME EQUITY LINE OF CREDIT, YOU WILL NO LONGER HAVE ACCESS TO THE FUNDS AND YOUR LIEN WILL BE RELEASED" You can see also on this form that the expiration date is XX/XX/XXXX and per the CD the disbursement date was XX/XX/XX and shows this loan as being paid off. This should suffice as evidence the account was closed.
01/24/2019: After review of the lender rebuttal and the loan file, exception rescinded.
CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 34.09% FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 798 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 14.97%

301070830	0b595ea2-3018-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third-party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Please provide Fraud Report with OFAC search. Additional conditions may apply.

01/23/2019: The fraud report is now attached. As with previous trades, this finding should be resolved based on the attached report as-is. We maintain that our internal procedures account for any red flags that may be showing within the report that is provided for convenience.
01/24/2109: Lender provided the third party fraud report, exception cleared.
CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 34.09% FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 798 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 14.97%

301070830	816e75b5-6dfa-4553-8a05-6546d9927e77	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	A	A	A	Compliance	Finance Charge under disclosed (Exceeds $35 variance/threshold) for Rescindable Transactions
The final Closing Disclosure reflects the Finance Charge as $XXX,XXX.XX vs. actual Finance Charge of $XXX,XXX.XX. An under disclosure of $XXX.XX which exceeds the $XX allowable tolerance for Rescindable Transactions.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower, re-open rescission if applicable.

01/24/2019: Prepaid Finance Charges Worksheet attached. Please review which fees are listed as finance charges. Provident Funding applies lender credits to the total of all the non-apr fees first and then the remaining credit is then applied to the total of the APR fees. Please rerun finance charge test as provided.
01/24/2019: After review of the lender rebuttal and the loan file, exception rescinded.
CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 34.09% FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 798 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 14.97%

301070830	875dc792-4dce-4835-ab57-1bc17f4f950d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	A	A	A	Compliance	Amount Financed over disclosed (Exceeds $35 variance/threshold)
The Amount Financed is over disclosed and exceeds allowable $XX variance/threshold for Rescindable Transactions. The Closing Disclosure reflects an Amount Financed of $XXX,XXX.XX vs. actual $XXX,XXX.XX, an over disclosure of $XXX. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.

01/24/2019: Prepaid Finance Charges Worksheet attached. Please review which fees are listed as finance charges. Provident Funding applies lender credits to the total of all the non-apr fees first and then the remaining credit is then applied to the total of the APR fees. Please rerun finance charge test as provided.
01/24/2019: After review of the lender rebuttal and the loan file, exception rescinded.01/17/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies
CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 34.09% FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 798 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 14.97%

301070830	e7ebd8b8-3018-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		01/30/2019: A CDA provided reflecting a value of $X,XXX,XX0 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 34.09% FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 798 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 14.97%